'33 Act File No. 33- 62795
'40 Act File No. 811-5311

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 20	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 50	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215-2220
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes, Esq.
VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2007 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® MSPVL

Modified Single Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The Date Of This Prospectus Is May 1, 2007

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial advisor, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, Ohio 43017-1522

You should read your policy along with this prospectus.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  Consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table Of Contents
Page
In Summary: Policy Benefits	4
In Summary: Policy Risks	5
In Summary: Variable Universal Life Insurance And The Policy	6
In Summary: Fee Tables	8
Policy Investment Options	11
The Fixed Investment Option
Variable Investment Options
Allocation of Premium and Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	16
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	18
Policy Owner
The Beneficiaries
To Purchase
Coverage
Coverage Effective Date
Temporary Insurance Coverage
To Cancel (Examination Right)
To Change Coverage
To Exchange
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reminders, Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Rider	22
Long-term Care Rider
Premium	22
Initial Premium
Subsequent Premiums
Charges	23
Surrender Charges
Short-Term Trading Fees
Cost Of Insurance
Mortality And Expense Risk
Tax Expense
Administrative Expense
Policy Loan Interest
Long-term Care Rider
A Note On Charges
Information On Underlying Mutual Fund Payments
The Death Benefit	27
Calculation Of The Death Benefit Proceeds
Death Benefit
Suicide

Table Of Contents (continued)
Page
Surrenders	28
Full Surrender
Partial Surrender
The Payout Options	28
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	29
Dollar Cost Averaging
Asset Rebalancing
Policy Loans	30
Loan Amount And Interest
Collateral and Interest
Repayment
Net Effect Of Policy Loans
Lapse	31
Grace Period
Reinstatement
Taxes	32
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrender Of The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	38
Nationwide VLI Separate Account-2	39
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	40
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	42
Appendix A: Sub-Account Information	43
Appendix B: Definitions	57

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies. The Death Benefit is the greater of the Specified Amount or the applicable percentage of cash value under federal tax law.

For more information, see "The Death Benefit" beginning on page 27.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options" beginning on page 28.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change your beneficiaries; and

✓	Change who owns the policy.

For more information, see "The Beneficiaries" beginning on page 19; and "To Assign" beginning on page 20.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓
Take a policy loan of an amount no greater in the first year than 50% of the policy's Cash Value, less surrender charge, and no greater than 90% of the policy's Cash Value, less surrender charge, in the following years .  The minimum amount is $1,000.  For more information, see "Policy Loans" beginning on page 30.

✓
After the fifth year, take a partial surrender of no less than $500, but no more than 10% of total Premium payments or 100% of Cash Value less total Premium payments less any loan amount at the time of the partial surrender, so long as it does not reduce the policy's Cash Surrender Value below $10,000.  For more information, see "Partial Surrender" beginning on page 28.

✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see "Full Surrender" beginning on page 28; and "The Payout Options" beginning on page 28.

Additional Premium

Though the policy is designed to be a single Premium policy, you may make additional Premium payments, subject to conditions.  The minimum initial Premium is $10,000 for policies where the Insured is less than 71 years of age and $50,000 where the Insured is between the ages of 71 and 80.  For more information, see "Premium" beginning on page 22.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

✓	The fixed investment option will earn interest daily at an annual effective rate of at least 3%.

✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-2 into an equal number of Sub-Account portfolios, identified in the "Appendix A: Sub-Account Information" section, to account for your allocations.  Your investment return will depend on Investment Experience of the Sub-Account portfolios you have chosen.

For more information, see " Appendix A: Sub-Account Information," beginning on page 43 and "Policy Investment Options" beginning on page11.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios within limits.  For more information, see "Sub-Account Portfolio Transfers" beginning on page 16.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-

Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 16 and "Modes To Make A Transfer," beginning on page 18.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time, to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging" beginning on page 29.

Taxes

Unless you make a withdrawal, you will generally not be taxed on any earnings while your policy remains In Force.  This is known as tax deferral.  Also, your beneficiary will generally not have to include the Proceeds as taxable income.  For more information, see "Taxes" beginning on page 32.  Unlike other variable insurance products offered by Nationwide, this policy does not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see "To Assign" beginning on page 20.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see "To Cancel (Examination Right)" beginning on page 20.

Rider

You may purchase a Long-term Care Rider.  Availability will vary by state.  For more information, see "Rider" beginning on page 22.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges.  Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen, and, potentially, even terminate without value.

Effect Of Partial Surrenders And Policy Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen.  If the partial surrender amount exceeds the Cash Value in the Sub-Account portfolios, the fixed account will be reduced as well.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender could and a policy loan would decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.  For more information, see "Surrenders" beginning on page 28 and "Net Effect Of Policy Loans" beginning on page 31.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.  Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request.  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.  For more information, see "The Fixed Investment Option" beginning on page 11.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers including, but not limited to, transfer restrictions and short-term trading fees.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 16, "Modes To Make A Transfer," beginning on page 18, and "Short-Term Trading Fees," beginning on page 24.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment option?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.

✓	You will pay a Premium for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account).  Also, that its value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured's death, here is a basic overview.  (But please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any substandard ratings; the Specified Amount; and the choice of the Rider.

✓	You will then be able to allocate the Premium between and among a fixed and the variable investment options.

✓	From the policy's Cash Value each month, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges.

✓	So long as there is enough Cash Surrender Value to cover the policy’s periodic charges as they come due, the policy will remain In Force.

✓	The policy will pay a Death Benefit to the beneficiary.

✓	Prior to the Insured's death, you may withdraw all, or a portion (after the fifth policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fee and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fee that you will pay at the time that you surrender the policy.

For more information, see "Charges" beginning on page 23.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Surrender Charges(1)	Upon Full Surrender or policy Lapse	Maximum Guaranteed Charge
10% of Initial Premium Payments
From The Policy's Cash Value
Illustration Charge(2)	Upon Requesting an Illustration	Maximum Guaranteed Charge	Currently
		$25	$0
Proportionately From Policy's Cash Value
Short-Term Trading Fee(3)	Upon transfer of sub-account value out of a sub-account within 60 days after allocation to that sub-account	1% of the amount transferred from the sub-account within 60 days of allocation to that sub-account
_______________________________________

(1)
The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date.  For the third year from the Policy Date the charge is 9% of initial Premium, for the fourth year it is 8%, for the fifth year it is 7%, for the sixth year it is 6%, for the seventh year it is 5%, for the eighth year it is 4%, for the ninth year it is 3%, and, thereafter, there is no charge.  Initial Premium may vary by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).

(2)	If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from the policy's Cash Value.

(3)
Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assesses a short-term trading fee.  See "Total Annual Sub-Account Portfolio Operating Expenses" for a list of mutual funds that assess a short-term trading fee.  For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" beginning on page 24.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance(4), (5), (6) Representative – For An Age 50 Male With A Single Premium Of $50,000 and A Specified Amount Of $167,395	Monthly	Minimum	Maximum	Representative(7)
		$0.06	$83.33	$0.54
		Per $1,000 of Net Amount at Risk (Death Benefit less Cash Value)
		Proportionately From Your Chosen Variable And Fixed Investment Options

Mortality And Expense Risk	Monthly	Maximum And Current Charge
$0.75 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable Investment Options
Tax Expense(8)	Monthly	Maximum And Current Charges
$0.42 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable And Fixed Investment Options
Administrative Expense(9)	Monthly	Maximum
The Greater Of: $10 Or $0.25 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest (10), (11), (12)	Annually (Accrues Daily)	Maximum Guaranteed	Currently
		$60	$60
Per $1,000 Of An Outstanding Policy Loan
Long-term Care Rider(13) Representative – For An Age 50 Male With A Long-term Care Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.02	$5.73	$0.09
Per $1,000 Of Rider Net Amount At Risk – Proportionately From Your Chosen Variable And Fixed Investment Options

_______________________________________

(4)	This charge varies by: the Insured's sex; age; underwriting class; any substandard ratings; the year from the Policy Date and the Specified Amount.

(5)	Ask for a policy illustration, or see your Policy Data Page for information on your cost.

(6)
The current cost of insurance charge is calculated based on your policy's Cash Value and is equal to $0.54 per $1,000 of Cash Value for each month for the first ten years from the Policy Date and for all policies with Cash Value less than $100,000. For polices with at least $100,000 of Cash Value, for years after the tenth from the Policy Date, the charge is equal to $0.25 per $1,000 of Cash Value for each month. In New York, the current cost of insurance charge is $0.54 per $1,000 of Cash Value for each month in all years.

(7)	The representative charge may not be representative of the charge that a particular policy owner pays.

(8)	This charge applies for the first ten years from the Policy Date.

(9)
The current monthly administrative charge is $0.25 per $1,000 of Cash Value for the first ten years from the Policy Date on all policies with Cash Value less than $100,000. For policies with $100,000 or more of Cash Value, for years after the tenth from the Policy Date, the current charge is equal to $0.13 per $1,000 of Cash Value.  The charge, however, is not less than $10 per month.  In New York, the administrative charge is $0.25 per $1,000 of Cash Value each month in all years, subject to a maximum of $7.50 per month.

(10)
On the amount of an outstanding loan, we not only charge, but also credit interest, so there is a net cost to you.  Also, there are ordinary and preferred loans on which interest rates vary.  For more information, see "Policy Loans" beginning on page 30.

The effect is a net cost of no more than 2% per annum for regular loans, based on the minimum guaranteed interest crediting rates.  Preferred loans may be available that have a net cost of $0 (i.e., 6% loan interest rate less a 6% loan crediting rate).  For more information, see "Policy Loans" beginning on page 30.

(11)
We charge 6% interest per annum on the outstanding balance, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your loan.  Meanwhile, we credit interest daily, too, on the portion of your policy's Cash Value corresponding to, and serving as collateral or security to ensure repayment of, the loan.  It is 4% and 6% per annum currently for ordinary and preferred loans, respectively (guaranteed 4% minimally).

(12)
Your net cost for an ordinary loan is 2% per annum currently.  There is no cost (a net cost of zero) for a preferred loan currently.  For more information, see "Collateral And Interest" beginning on page 30.

(13)
The Long-term Care Rider charge varies by policy based on individual characteristics of the Insured, including sex, age and any substandard ratings.  The continuation of a Rider is contingent on the policy being In Force.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	11.49%	0.10%

The following mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Global Health Sciences Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Global Technology and Communications Fund: Class III
•	Nationwide Variable Insurance Trust – NVIT International Index Fund: Class VI
•	Nationwide Variable Insurance Trust – NVIT International Value Fund: Class III
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3

Policy Investment Options

You may allocate all or a portion of your Premium to any Sub-Account.  The separate account is divided into Sub-Accounts that invest in shares of one or more portfolios of the different mutual funds available under the policy.  Or you may allocate all or a portion of your Premium to the fixed investment option that is funded by the assets of our general account.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period ends.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money market Sub-Accounts based on the allocation instructions in effect at the time. Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the policy data page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate in any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months.  You may receive a different interest rate on Premium versus a transfer of Units from a Sub-Account portfolio.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).

Variable Investment Options

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser.  Your choices and any changes will appear on the Policy Data Page.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.

The Sub-Accounts available through this policy are listed below.  For more information about the mutual funds, please refer to “Appendix A:  Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP International Fund: Class III†
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Energy Portfolio: Service Class 2†
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly AMT Limited Maturity Bond Portfolio)
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT International Index Fund: Class VI†
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*
•	U.S. Real Estate Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Sub-Accounts are only available in policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Sub-Accounts are only available in policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I

Credit Suisse Trust
•	Small Cap Core I Portfolio (formerly Small Cap Growth Portfolio)
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R*
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT International Growth Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following Sub-Accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

The following Sub-Accounts are only available in policies issued before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2007:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	NVIT International Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2002:

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation Of Premium And Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions.  You must specify your Premium payments in whole percentages.  The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays.

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  If we are closed on days when the New York Stock Exchange is open, you may not effect transactions.  If you try, we will neither price the Sub-Account Units, nor effect the transaction, until the next day we, and the New York Stock Exchange, are open for business. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.  We will process transactions we receive after the close of the NYSE on the next Valuation Period that we are open.

How Sub-Account Investment Experience Is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a) is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period;

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b) is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts.  It will also vary because we deduct the policy’s periodic charges from the Cash Value.  So, if the policy’s Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the policy data page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option" on page 11 and "Loan Amount And Interest" on page 30.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time).  A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests because the Unit value will reflect the deduction for any periodic charges.  For more information, see "In Summary: Fee Tables" beginning on page 8, and "How Sub-Account Investment Experience Is Determined" beginning on page 15.

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1.they have been identified as engaging in harmful trading practices; and
2. if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1) request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy       owners;

(2) request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3) instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund       (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than one transfer every 12 months.  However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.

On transfers to the fixed account, you may request a transfer of up to 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period, but we may limit the transfer to 25%.

On transfers from the fixed account, we reserve the right to limit the amount of the policy's Cash Value that you may transfer from the fixed account in a given policy year.  We will declare the limit that may be transferred at the end of each interest rate guarantee period.  An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect.  The period begins at the time of the transfer and ends on the last day of the calendar quarter.  Each successive period is three months.  Any transfers you make from the fixed account must be within 30 days of the end of a period.

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail.  Upon receipt, we will process a transfer request at the end of the current Valuation Period.  We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

We will employ reasonable procedures to confirm that instructions are genuine, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

The Policy

The policy is a legal contract between you and us.  Any change we make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy.  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured age 80 or younger (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: Policy Data Pages; a written contract; any Riders; any endorsements; and the application, including any supplemental application.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner

The policy belongs to the owner named in the application.  You may also name a contingent policy owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured.  To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  You may name different owners or contingent owners (so long as the Insured is alive) by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  There may be adverse tax consequences.  For more information, see "Taxes" beginning on page 32.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death.  So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Also, we reserve the right to modify our underwriting standards at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the policy data page.  For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request.  It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures.  It could end if the policy were to Lapse.

Temporary Insurance Coverage

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit options and any Riders, for purposes of the policy.  During this time, we deposit your initial Premium payment into an interest bearing checking account.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If we issue the policy, what we do with the Net Premium depends on the right to examine law of the state in which you live.

To Cancel (Examination Right)

You may cancel your policy during the free look period.  The free look period expires ten days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request.  Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy.  We will treat the policy as if we never issued it.  Depending on the right to examine law in the state in which you live, this amount will be your initial premium or the policy's Cash Value.  For more information, see "Policy Investment Options" beginning on page 11.

Any premium payments we receive after your right to cancel the policy expires will be allocated to the Sub-Accounts choices in effect when we receive that premium payment.

To Change Coverage

If you choose to make additional premium payments, then we may need to increase the Specified Amount to maintain the policy as life insurance under the Code.  In this case, we will not accept the Premium  and make the corresponding increase the Specified Amount, unless: 1) you provide us with evidence of the Insured's insurability; and 2) the Insured is in same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased.

If you take a partial surrender, we reduce the Specified Amount, as well as the Cash Value, by the amount of the partial surrender.

To Exchange

You have an exchange right under the policy.  At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.  Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available flexible premium adjustable life insurance policies.  It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date.  It will have the same Specified Amount, Policy Date, and issue age.  We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date.  You may transfer any Indebtedness to the new policy.

You must make your request on our official forms to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a surrender charge.  For more information, see "In Summary: Fee Tables" beginning on page 8.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

To Terminate Or Surrender

You have the right to terminate the policy.   At any time, you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see "Surrenders" beginning on page 28.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes.  For more information, see "Surrendering The Policy" beginning on page 34.  The Cash Surrender Value will be reduced by the amount of a policy loan, if any.  For more information see, "Policy Loans" beginning on page 30.

To Assign

You may assign any rights under the policy while the Insured is alive.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  Please see the "Policy Loans" section of this prospectus.  For more information see, "Policy Loans" beginning on page 30.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders, and you will still have in effect the Long-term care Rider (though you will not be charged for it), the termination of benefits under which will coincide with the policy's extended Maturity Date (unless you decide otherwise).  The Maturity Date extension will either be for the policy value (as defined below), or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy).  It is your choice, and, in any event, the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the amount of the Specified Amount will be allowed;

•	no additional periodic charges will be deducted;

•	the Death Benefit will equal the Cash Value; and

•	100% of the Cash Value will be transferred to the policy's fixed account.

Notwithstanding your choice, the Proceeds will be the greater of the policy's Specified Amount or Cash Value.  The Maturity Date will not be extended, however, where the policy will fail the definition of life insurance.  For more information, see "The Payout Options" beginning on page 28, and "The Death Benefit" beginning on page 27.

Reminders, Reports And Illustrations

We will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount

•	the current Cash Value

•	Premiums paid

•	the Cash Surrender Value

•	all charges since the last report

•	outstanding policy indebtedness

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application, or to another you may specify.

At any time, you may ask for an illustration of future benefits and values under the policy.  While we do not at present, we may charge if you ask for more than one illustration per year from the Policy Date.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Errors Or Misstatements

If you make an error or misstatement in completing the application, we will adjust the Death Benefit accordingly.  To determine the adjusted Death Benefit, we will recalculate the Specified Amount as of the date of issue using the Insured's true age and sex.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force for two years from the effective date.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Rider

A Rider is available for you to purchase to design the policy to meet your specific needs.  Once the policy is In Force, we may require further evidence of insurability before you may add a Rider.  Availability will vary by state.  You will incur an additional charge so long as the policy remains in effect and the Rider’s term has not expired, until we paid the benefit, or you decide you no longer need the benefit and let us know in writing at our Home Office.  For more information on the costs of the Rider, see "In Summary: Fee Tables" beginning on page 8, and "Charges" beginning on page 23.

Long-term Care Rider

This Rider is available to purchase at any time only within six months from the Policy Date.  The Insured is paid a monthly benefit upon meeting the eligibility requirements, the Insured is paid a monthly benefit after 90 days of being confined to a care facility (other than a hospital) or provided personal assistance at home while under a physician’s care.  The benefits paid under the Rider are intended to be "qualified long-term care insurance" under federal tax law, and, generally, the benefits may not be taxable to the payee.  See your tax adviser about the use of this Rider in your situation.

You will be charged for this Rider: so long as the policy remains In Force through maturity; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Also, the benefits paid under this Rider will reduce the Cash Surrender Value if you were to surrender the policy while the Insured is alive.  More importantly, though, the benefits paid under this Rider will impact your policy's Death Benefit.  The Proceeds payable upon the Insured's death will be adjusted to account for the benefits paid under this Rider.  There is a free look period for this Rider.  Within 30 days of receipt, you may return this Rider to the sales representative who sold it to you, or to us at our Home Office, and we will void this Rider and refund the related charges.

Premium

This policy is designed to be a single premium policy and it does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Upon request, we will furnish Premium receipts.

Initial Premium

The initial premium must be at least $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80.  The amount of your initial Premium will depend on the initial Specified Amount of insurance and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be, or the lower the Specified Amount will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days, thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

While the policy is not designed for multiple Premium payments, you may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.  Payments of additional Premium may require an in increase in the Specified Amount.  For more information see, "To Change Coverage" beginning on page 20.  The Insured must be in the same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased;

•
We will refund any portion of Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy’s non-modified endowment contract status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
We may require that policy indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of value of the Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes.  For more information, see "Lapse" beginning on page 31.  We will let you know ahead of time.

If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Generally, each Premium payment must be at least $1,000, but we will accept a Premium payment of any amount required to keep the policy In Force.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See "In Summary: Fee Tables" beginning on page 8.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes.  If we begin to charge for illustrations, you will be expected to pay the charge directly to us at the time of your request.  We will not deduct this charge from your policy's Cash Value.  However, we will deduct all other charges from the policy’s Cash Value (rather than a Premium payment), except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios.  We will transfer the loan interest charge from your investment options to the loan account.  There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.)  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Surrender Charges

The surrender charge is a percentage of initial Premium you pay at the time we issue the policy, rather than any subsequent Premiums you pay.  This charge covers our policy underwriting and sales expenses, including for:

processing the application; conducting any medical exams; determining insurability (and the Insured’s underwriting class); and establishing policy records.  The charge will apply if you surrender or Lapse the policy.

We will assess the surrender charge based on the following schedule:

Number of Completed Policy Year	Surrender Charge As A Percentage Of Initial Premium Payment
0	10%
1	10%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 or more	0

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected the Long-term Care Rider.

We may impose a new surrender charge on the policy received in the exchange.

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a list of available sub-accounts that assess short-term trading fees, see "Total Annual Sub-Account Portfolio Operating Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner’s sub-account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Asset Rebalancing;

•	policy loans or surrenders; or

•	payment of the Death Benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost Of Insurance

The cost of insurance charge compensates us for providing insurance protection under the policy.  The monthly charge is computed by multiplying 0.65% on an annualized basis by the policy’s Cash Value.  In New York, we will assess this charge for all years. In other states, we may reduce the charge to 0.30% on an annualized basis (and expect to do so for policy years 11 and later for policies with at least $100,000 of Cash Surrender Value.  This charge will never exceed the policy’s Net Amount at Risk times the guaranteed cost of insurance rate based on the 1980 Commissioner’s Standard Ordinary Table.

We base the cost of insurance rates on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insured’s sex; age; underwriting class; any substandard ratings; for how long the policy has been In Force; and the Specified Amount.

Mortality And Expense Risk

This charge compensates us for assuming risks associated with mortality and expense costs.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.  We will deduct this charge proportionately from the Cash Values of each Sub-Account portfolio.  The monthly charge is computed by multiplying 0.90% on an annualized basis by the policy’s Sub-Account Cash Value.  We may realize a profit from these charges.

Tax Expense

To reimburse us for taxes imposed by federal, state and local governments.   The monthly charge is computed by multiplying 0.5% on an annualized basis by the policy’s Cash Value.  This charge is incurred in policy years 1-10.

Administrative Expense

This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping. We will determine this monthly charge by multiplying 0.30% on an annualized basis by the policy’s Cash Value. In New York, we will assess this charge for all years, but the charge will not exceed $7.50 per month.  In other states, we may reduce the charge to 0.15% on an annualized basis and expect to do so for policy years 11 and later.  This charge is subject to a minimum of $10.00 per month in states other than New York.

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at the rate of 6% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date.  If left unpaid, we will add it to the policy’s outstanding indebtedness.  As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account on which will interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is 4% per annum.  The effect of the 6% interest on the loan balance and the 4% crediting on the policy loan account is a net cost of no more than 2% per annum.

Long-term Care Rider

The charge for this Rider compensates us for providing long-term care coverage once the Insured meets the eligibility requirements.  The charge is the product of the Net Amount At Risk of the Rider and a long-term care rate cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Specified Amount of the Rider and the Net Amount At Risk of the policy.  We base the long-term care cost of insurance rate on our expectations as to your need for long-term care over time.  The long-term care cost of insurance rate will vary by: the Insured’s sex; Attained Age; underwriting class; and any substandard ratings.

A Note On Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•  Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.   We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and may take into account any insurance provided by any Riders, as well as outstanding indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit

The Death Benefit under the policy is the greater of the Specified Amount and the "applicable percentage of cash value."  The applicable percentage of Cash Value is the lowest Death Benefit that will qualify the policy as life insurance under the guideline premium/cash value corridor test of Section 7702 of the Code.  For this policy, this is the tax test for life insurance that we will use.

This tax test for life insurance generally requires that the policy have a significant element of life insurance and not be primarily an investment vehicle.  The test reaches this result by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, and vary only by the Attained Age of the Insured.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  We calculate the Cash Surrender Value based on the policy’s Cash Value.  For more information, see "Cash Value" beginning on page 15.  To derive the Cash Surrender Value, we will deduct from the Cash Value Indebtedness and the surrender charge.  The effective date of surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Partial Surrender

You may request a partial surrender at any time after the policy has been In Force for five years from the Policy Date.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	the maximum partial surrender in any policy year is the maximum of:

1.	10% of the total Premium payments, and

2.	100% of cumulative earnings (Cash Value less total Premium payments less any loan amount at the time of the partial surrender).

•	after the partial surrender, the policy’s Cash Surrender Value is at least $10,000; and

•	after the partial surrender, the policy continues to qualify as life insurance.

We will reduce the Cash Value and the Specified Amount of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

Certain partial surrenders may result in currently taxable income and tax penalties.  For more information see, "Surrendering The Policy" beginning on page 34.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application.  You may elect one or a combination of payout options.  We will pay the Proceeds from our general account.  If you do not make an election, when the Insured dies, the beneficiary may do so.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.  Normally, we will make the lump sum payment within seven days after we receive your written request at our Home Office.  We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Units.  For more information, see "Valuation of Accumulation Units" beginning on page 15.

Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The interest can be paid at the end of 12-, six-, three- or one-month intervals or left to accumulate.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least

2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30).  Each payment will consist of a portion of the Proceeds plus interest at a stated rate.  The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you outlive the guaranteed period.  The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon your death.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals until principal and interest have been exhausted.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer.  The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals.  As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon the  death of the last surviving payee.  We will make no payments to the last surviving payee’s estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon your death.  We will make no payments to your estate.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for dollar cost averaging, but it does count as a transfer event.  For more information regarding transfer events, see "Modes To Make A Transfer" beginning on page 18.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  You may also have Premium transferred from the Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products – VIP High Income Portfolio: Initial Class R (available only for policies issued prior to May 1, 2003), NVIT Federated NVIT High Income Bond Fund: Class III and the NVIT Nationwide NVIT Money Market Fund: Class I.

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Asset Rebalancing

You may elect to set up asset rebalancing.  To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office.  (You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.)  Thereafter, automatically, on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to 20), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices.  There is no charge for asset rebalancing, but it does count as a transfer event.  For more information, see "Modes To Make A Transfer" beginning on page 18.  You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Units.  For more information, see "Valuation of Accumulation Units" beginning on page 15.

Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of Asset Rebalancing program will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $1,000.  You may take no more than the maximum loan value.  To determine your maximum loan amount for the first policy year, multiply 50% by the difference between the Cash Value and any surrender charges.  After the first year from the Policy Date, multiply 90% by the difference between the Cash Value and any surrender charges.  On the loan amount, we will charge interest, which will accrue daily and be payable at the end of each policy year.  If you do not pay the interest, we will add it to the loan amount.  The guaranteed policy loan amount interest rate in all policy years is 6%.

Collateral And Interest

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan.  You may request that we transfer this amount from specific Sub-Account portfolios. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios.

Total policy indebtedness is composed of two components:

i.      preferred loans; and

ii.      regular loans.

The amount in the policy loan account will be treated as a preferred loan to the extent such amount is less than or equal to the cash value minus the result of:
•	the premiums excluding any 1035 Exchange amount; less

•	any withdrawals not taxed as distributions; plus

•	any loans previously taxed as distributions; plus

•	any amounts reported to Nationwide as cost basis attributable to exchanges under Section 1035 of the Internal Revenue Code.

Any additional loan amounts will be treated as regular loans.

Preferred and regular loan amounts will be determined once a year and at any time a new loan is requested.  On a current basis, preferred loans will be credited interest daily at an annualized effective rate of 6%, and regular loans will be credited interest daily at an annualized effective rate of 4%.  The credited rate for all policy loan accounts is guaranteed never to be lower than that stated on the Policy Data Page.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime.  The minimum repayment is $1,000.  Interest on the loan amount will be due and payable at the end of each policy year from the Policy Date.  If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocation.  While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise.  Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise.  Outstanding ordinary policy loan balances will be satisfied by your loan repayments before outstanding preferred policy loans.

Net Effect Of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate.  For more information, see "In Summary: Fee Tables" in particular, the footnotes, beginning on page 8.  Nevertheless, keep in mind that the Cash Value we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.  Repaying a policy loan will cause the Death Benefit less outstanding policy loans and net Cash Surrender Value to increase by the repayment amount.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the deduction of charges on each monthly anniversary from the Policy Date, the policy will remain In Force.  The Cash Surrender Value could be below the amount of a monthly deduction, for example, because you have not paid enough Premium, or because Investment Experience has decreased the Cash Surrender Value, or both.  We do not guarantee that paying the initial or subsequent Premiums will offset adverse Investment Experience so that the policy will remain In Force.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to three times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect.  If you do not pay this Premium within 61 days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing further evidence of insurability we may require that is satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying additional Premiums at least equal to 3 times the maximum guaranteed cost of insurance charges; (For more information, see "In Summary: Fee Tables" beginning on page 8.) or

•	paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to a surrender charge calculated for the period between the initial Policy Date and the date of reinstatement.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2007, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2007, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2007, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.  If the contract is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the contract to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single contract for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the contract (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.  If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts generally are treated as being from the investment in the contract (generally, the Premiums paid for the contract), and then from the income in the contract.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner’s investment in the contract.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance contract that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the contract (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006,  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after  that date for purposes of section 101(j).  Contracts issued August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy.

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treatiers with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–2

Organization, Registration And Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders, we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or

 Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

  Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements
The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account – 2.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information, see "Voting Rights," beginning on page 39.

Please refer to the prospectus for each underlying mutual fund for more detailed information.
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Objective:
Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This sub-account is only available in policies issued before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term capital appreciation.

Credit Suisse Trust - Small Cap Core I Portfolio
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                         FMR
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:
Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company
Investment Objective:
Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The ~~Gartmore GVIT~~ Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT ~~Gartmore~~
~~GVIT~~ Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclicalindustries and special situations that are considered to have appreciation.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  We have entered into agency agreements with certain broker-dealer firms to distribute the policy.  Some of those firms have an affiliate that acts as an investment adviser or a subadviser to one or more of the underlying funds that are offered under the policy.  You have voting rights with respect to the Sub-Accounts.  For more information, see "Voting Rights" beginning on page 39.
Please refer to the prospectus for each Sub-Account portfolio for more detailed information.

Appendix B: Definitions
Attained Age– The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
FDIC – Federal Deposit Insurance Corporation.
Grace Period– A 61–day period after which the Policy will Lapse if you do not make sufficient payment.
Home Office– Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience– The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
NCUSIF – National Credit Union Share Insurance Fund.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Policy Data Page(s)– The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy.
SEC – Securities and Exchange Commission.

Specified Amount – The dollar or face amount of insurance the owner selects.
Sub-Accounts – The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Unit value at $10 for each Sub-Account.
Us, we, our or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– The person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-5311.

Securities Act of 1933 Registration File No. 033-62795.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, Ohio 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Modified Single Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual modified single premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2007 and the prospectuses for the policy's variable investment options . The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2007.

Table of Contents
Nationwide Life Insurance Company	1	Illustrations	2
Nationwide VLI Separate Account-2	1	Advertising	2
Nationwide Investment Services Corporation (NISC)	1	Tax Definition of Life Insurance	3
Services	2	Financial Statements	5
Underwriting Procedure	2

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 7, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC  was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

SAI - 1

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 3% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account-2 for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2.  The policy's Specified Amount depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force.  The Specified Amount will vary depending upon other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis.  That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The

SAI - 2

effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for Guideline Premium/Cash Value Corridor Test.

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%

SAI - 3

Attained Age of Insured	Percentage of Cash Value
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

SAI - 4

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 99,108 shares (cost $1,219,268)	$1,324,084

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 2,599 shares (cost $66,911)	68,147

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 21,523 shares (cost $365,095)	396,663

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 39,088 shares (cost $945,039)	1,062,792

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A (AlVPSmMdCpA) 67,661 shares (cost $1,101,802)	1,223,308

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 666,538 shares (cost $4,258,083)	5,019,033

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 1,316,687 shares (cost $10,205,076)	14,430,891

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 431,476 shares (cost $2,691,752)	3,723,641

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 85,676 shares (cost $889,641)	863,616

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 1,008,588 shares (cost $6,005,764)	10,206,914

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 218,008 shares (cost $1,910,469)	2,206,244

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 49,938 shares (cost $663,299)	673,667

American Century Variable Portfolios, Inc. – Ultra®Fund – Class I (ACVPUltra) 53,665 shares (cost $542,117)	538,799

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 1,678,985 shares (cost $12,814,521)	14,674,330

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 2,602 shares (cost $39,863)	40,960

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 63,972 shares (cost $791,226)	937,831

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 555,598 shares (cost $5,120,406)	7,633,917

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 728,392 shares (cost $8,700,087)	11,362,920

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 115,534 shares (cost $1,864,006)	2,147,771

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 304,269 shares (cost $9,774,597)	8,656,446

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,112,146 shares (cost $63,900,585)	76,354,090

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 144,152 shares (cost $4,808,595)	6,133,683
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 8,873 shares (cost $364,235)	$372,946

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 93,352 shares (cost $1,789,634)	2,314,188

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 9,409 shares (cost $183,178)	202,765

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp) 1,396 shares (cost $8,375)	9,462

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 120,509 shares (cost $1,356,053)	1,360,552

Fidelity®Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 3,029,296 shares (cost $69,983,059)	79,367,560

Fidelity®Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 2,196,186 shares (cost $95,192,474)	78,777,184

Fidelity®Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 3,142,892 shares (cost $20,336,216)	19,957,367

Fidelity®Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 721,060 shares (cost $9,200,409)	17,283,816

Fidelity®Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 216,467 shares (cost $4,428,554)	5,158,415

Fidelity®Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 1,291,367 shares (cost $19,627,784)	20,287,377

Fidelity®Variable Insurance Products Fund II – Contrafund®Portfolio – Initial Class (FidVIPCon) 2,252,980 shares (cost $56,211,316)	70,901,272

Fidelity®Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 266,583 shares (cost $3,316,867)	3,380,269

Fidelity®Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 218,126 shares (cost $3,184,661)	3,961,161

Fidelity®Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 274,034 shares (cost $8,671,117)	9,478,821

Fidelity®Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 124,032 shares (cost $1,521,159)	1,664,511

Fidelity®Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 209,627 shares (cost $4,275,001)	3,978,714

Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 20,103 shares (cost $227,510)	232,791

Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 29,840 shares (cost $323,526)	360,766

Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 29,379 shares (cost $361,876)	365,473

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 18,885 shares (cost $312,460)	327,848

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 214,186 shares (cost $3,820,625)	4,472,194

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 182,003 shares (cost $3,079,449)	3,470,797
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 120,657 shares (cost $1,432,961)	$1,662,655

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 59,150 shares (cost $833,264)	1,123,267

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 86,107 shares (cost $1,417,009)	1,608,483

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 24,857 shares (cost $373,789)	385,034

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 20,169 shares (cost $367,271)	374,744

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 30,594 shares (cost $348,295)	358,558

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGlobGr2) 38,134 shares (cost $859,303)	890,434

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 9,974 shares (cost $622,171)	646,542

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI) 47,128 shares (cost $728,557)	875,634

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 115,685 shares (cost $1,953,752)	2,143,644

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 132,246 shares (cost $1,651,291)	2,316,941

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 161,904 shares (cost $2,378,653)	2,834,944

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 32,202 shares (cost $254,153)	256,973

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 38,437 shares (cost $302,775)	306,344

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 68,262 shares (cost $893,140)	904,475

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 41,464 shares (cost $442,577)	440,345

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 38,428 shares (cost $408,070)	408,875

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 115,421 shares (cost $409,544)	494,001

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 64,834 shares (cost $257,290)	279,436

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 193,166 shares (cost $2,245,855)	2,478,320

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 977,237 shares (cost $11,659,729)	11,091,645

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 1,347,382 shares (cost $18,710,707)	16,370,687

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 180,044 shares (cost $1,859,653)	2,173,125
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 1,596 shares (cost $14,954)	$17,252

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 214,095 shares (cost $2,601,515)	2,892,419

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 42,425 shares (cost $439,367)	444,189

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 642,072 shares (cost $7,192,815)	7,884,646

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 526,585 shares (cost $6,032,536)	6,898,268

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 235,699 shares (cost $2,528,591)	2,675,183

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 48,836 shares (cost $1,197,359)	1,457,265

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 387,869 shares (cost $6,075,273)	7,210,476

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 28,462,809 shares (cost $28,462,809)	28,462,809

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 5,838,352 shares (cost $79,401,527)	77,766,847

Gartmore GVIT – Nationwide® Leaders Fund – Class I (GVITNWLead) 37,941 shares (cost $507,340)	521,314

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 86,083 shares (cost $1,430,922)	1,412,625

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 966,319 shares (cost $11,854,028)	12,030,666

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 1,208,785 shares (cost $24,849,856)	30,207,540

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 73,425 shares (cost $825,968)	773,904

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 81,740 shares (cost $948,781)	1,025,020

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 149,650 shares (cost $1,481,493)	1,468,070

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 9,434 shares (cost $239,043)	271,969

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 83,159 shares (cost $1,979,510)	2,487,290

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 251,210 shares (cost $897,864)	1,072,667

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 15,565 shares (cost $197,588)	197,670

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 57,043 shares (cost $2,555,287)	2,897,765

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 103,313 shares (cost $3,902,092)	5,228,674

MFS®Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStl) 26,711 shares (cost $247,496)	284,468

MFS®Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 64,836 shares (cost $836,955)	941,412
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Advisers Management Trust – Balanced Portfolio®– I Class Shares (NBAMTBal) 3,566 shares (cost $34,991)	$40,791

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 6,314 shares (cost $89,474)	91,747

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I (NBAMTGro) 1,121,615 shares (cost $11,008,995)	17,643,010

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 103,199 shares (cost $1,475,525)	2,034,060

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 22,711 shares (cost $289,361)	324,541

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 295,850 shares (cost $3,881,596)	3,775,045

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio®– S Class Shares (NBAMTMCGrS) 22,965 shares (cost $503,839)	528,661

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I (NBAMTPart) 1,298,011 shares (cost $21,051,798)	27,465,907

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 9,841 shares (cost $168,813)	170,739

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I (NBAMTSocRes) 25,744 shares (cost $384,358)	430,182

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 182,282 shares (cost $5,927,823)	6,742,613

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 776,399 shares (cost $11,964,760)	13,734,501

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 269,346 shares (cost $8,402,260)	11,159,011

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 1,026,060 shares (cost $11,220,181)	11,450,827

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 974,519 shares (cost $22,325,848)	35,852,551

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 77,683 shares (cost $639,448)	664,190

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 97,089 shares (cost $2,064,792)	2,405,864

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 59,159 shares (cost $1,074,750)	1,132,892

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 31,048 shares (cost $1,419,137)	1,578,775

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares (PVTGroIncIB) 3,944 shares (cost $102,728)	115,802

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB) 17,953 shares (cost $310,029)	370,556

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares (PVTVoyIB) 2,690 shares (cost $73,566)	80,880

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 34,221 shares (cost $331,539)	356,236
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 51,984 shares (cost $1,215,698)	$1,289,206

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 12,653 shares (cost $61,749)	61,998

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 241,448 shares (cost $2,936,060)	2,844,253

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 451,765 shares (cost $7,487,742)	11,285,079

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 339,584 shares (cost $8,320,452)	11,107,779

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 29,974 shares (cost $340,874)	341,699

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 278,214 shares (cost $2,417,665)	2,481,666

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 915,134 shares (cost $17,157,882)	26,868,339

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc) 497,374 shares (cost $5,724,963)	8,176,821

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 1,406,424 shares (cost $27,447,485)	33,782,310

Total Investments	980,710,041

Accounts Receivable	117,079

Total Assets	980,827,120

Accounts Payable	–

Contract Owners Equity (note 7)	$980,827,120

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA	AlVPSmMdCpA	ACVPBal	ACVPCapAp
Reinvested dividends	$14,468,362	4,993	38	–	14,544	4,267	102,495	–
Mortality and expense risk charges (note 3)	(6,009,785)	(5,333)	(556)	(2,227)	(4,996)	(6,492)	(33,913)	(96,111)

Net investment income (loss)	8,458,577	(340)	(518)	(2,227)	9,548	(2,225)	68,582	(96,111)

Proceeds from mutual fund shares sold	199,375,412	220,337	118,454	194,886	365,349	210,615	1,041,011	2,706,296
Cost of mutual fund shares sold	(183,704,607)	(185,359)	(109,130)	(150,334)	(329,773)	(179,810)	(1,006,846)	(2,375,405)

Realized gain (loss) on investments	15,670,805	34,978	9,324	44,552	35,576	30,805	34,165	330,891
Change in unrealized gain (loss) on investments	59,883,124	26,733	(2,526)	(2,722)	53,118	46,899	7,456	1,928,710

Net gain (loss) on investments	75,553,929	61,711	6,798	41,830	88,694	77,704	41,621	2,259,601

Reinvested capital gains	33,553,421	55,210	–	6,748	52,880	70,543	343,547	–

Net increase (decrease) in contract owners’ equity resulting from operations	$117,565,927	116,581	6,280	46,351	151,122	146,022	453,750	2,163,490

Investment activity:	ACVPIncGr	ACVPInfPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$65,864	30,524	166,349	22,598	4,085	–	186,669	–
Mortality and expense risk charges (note 3)	(21,633)	(5,337)	(64,871)	(11,439)	(1,547)	(3,185)	(82,201)	(260)

Net investment income (loss)	44,231	25,187	101,478	11,159	2,538	(3,185)	104,468	(260)

Proceeds from mutual fund shares sold	771,736	573,803	2,128,641	2,037,877	650,831	360,003	2,986,585	12,741
Cost of mutual fund shares sold	(516,723)	(582,501)	(1,274,215)	(1,770,759)	(630,458)	(346,066)	(2,297,986)	(12,022)

Realized gain (loss) on investments	255,013	(8,698)	854,426	267,118	20,373	13,937	688,599	719
Change in unrealized gain (loss) on investments	243,170	(8,024)	1,225,587	148,652	10,804	(32,309)	242,399	1,061

Net gain (loss) on investments	498,183	(16,722)	2,080,013	415,770	31,177	(18,372)	930,998	1,780

Reinvested capital gains	–	–	–	–	18,160	–	1,177,539	117

Net increase (decrease) in contract owners’ equity resulting from operations	$542,414	8,465	2,181,491	426,929	51,875	(21,557)	2,213,005	1,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	CSTGlSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIFDevLd
Reinvested dividends	$–	77,469	–	7,705	9,164	1,253,956	87,814	1,804
Mortality and expense risk charges (note 3)	(6,024)	(46,088)	(78,172)	(12,088)	(58,468)	(464,424)	(38,996)	(2,515)

Net investment income (loss)	(6,024)	31,381	(78,172)	(4,383)	(49,304)	789,532	48,818	(711)

Proceeds from mutual fund shares sold	518,708	1,634,121	2,547,846	724,052	1,016,183	12,081,733	1,518,836	158,814
Cost of mutual fund shares sold	(379,982)	(1,121,061)	(1,551,599)	(554,996)	(1,452,024)	(12,711,464)	(1,083,489)	(154,438)

Realized gain (loss) on investments	138,726	513,060	996,247	169,056	(435,841)	(629,731)	435,347	4,376
Change in unrealized gain (loss) on investments	(20,240)	651,016	(366,875)	45,191	1,181,954	10,398,460	398,055	(33,937)

Net gain (loss) on investments	118,486	1,164,076	629,372	214,247	746,113	9,768,729	833,402	(29,561)

Reinvested capital gains	–	–	–	43,700	–	–	–	37,304

Net increase (decrease) in contract owners’ equity resulting from operations	$112,462	1,195,457	551,200	253,564	696,809	10,558,261	882,220	7,032

Investment activity:	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv
Reinvested dividends	$16,984	2,717	207	45,766	2,498,427	325,352	1,498,959	153,501
Mortality and expense risk charges (note 3)	(13,398)	(1,066)	(161)	(8,691)	(479,753)	(536,301)	(118,144)	(102,092)

Net investment income (loss)	3,586	1,651	46	37,075	2,018,674	(210,949)	1,380,815	51,409

Proceeds from mutual fund shares sold	446,591	21,746	25,904	406,894	9,490,482	12,797,635	5,351,241	3,215,579
Cost of mutual fund shares sold	(445,482)	(21,820)	(20,527)	(431,839)	(9,866,748)	(16,183,043)	(5,653,906)	(1,727,485)

Realized gain (loss) on investments	1,109	(74)	5,377	(24,945)	(376,266)	(3,385,408)	(302,665)	1,488,094
Change in unrealized gain (loss) on investments	285,427	3,883	(973)	38,596	2,830,737	8,485,090	869,670	1,075,141

Net gain (loss) on investments	286,536	3,809	4,404	13,651	2,454,471	5,099,682	567,005	2,563,235

Reinvested capital gains	–	22,481	–	–	9,044,526	–	–	106,712

Net increase (decrease) in contract owners’ equity resulting from operations	$290,122	27,941	4,450	50,726	13,517,671	4,888,733	1,947,820	2,721,356

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2
Reinvested dividends	$32,669	568,944	897,367	99,587	27,244	22,593	5,476	23,719
Mortality and expense risk charges (note 3)	(23,968)	(134,010)	(448,686)	(17,556)	(25,301)	(55,242)	(7,613)	(19,848)

Net investment income (loss)	8,701	434,934	448,681	82,031	1,943	(32,649)	(2,137)	3,871

Proceeds from mutual fund shares sold	1,364,352	2,959,831	8,594,447	611,857	667,469	2,291,321	909,351	1,042,686
Cost of mutual fund shares sold	(1,037,803)	(3,302,155)	(6,696,627)	(629,060)	(552,879)	(1,746,067)	(978,924)	(924,104)

Realized gain (loss) on investments	326,549	(342,324)	1,897,820	(17,203)	114,590	545,254	(69,573)	118,582
Change in unrealized gain (loss) on investments	353,098	1,259,086	(669,773)	53,613	67,686	(603,741)	102,652	(346,483)

Net gain (loss) on investments	679,647	916,762	1,228,047	36,410	182,276	(58,487)	33,079	(227,901)

Reinvested capital gains	24,549	–	5,670,529	6,072	–	1,019,980	183,028	520,211

Net increase (decrease) in contract owners’ equity resulting from operations	$712,897	1,351,696	7,347,257	124,513	184,219	928,844	213,970	296,181

Investment activity:	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec
Reinvested dividends	$3,820	5,190	5,245	–	45,855	27,628	13,797	17,222
Mortality and expense risk charges (note 3)	(509)	(1,764)	(563)	(389)	(22,630)	(21,096)	(6,747)	(6,968)

Net investment income (loss)	3,311	3,426	4,682	(389)	23,225	6,532	7,050	10,254

Proceeds from mutual fund shares sold	44,140	18,141	2,639	13,324	536,950	1,132,592	467,238	503,936
Cost of mutual fund shares sold	(41,260)	(15,934)	(2,283)	(12,314)	(457,505)	(880,352)	(372,427)	(373,863)

Realized gain (loss) on investments	2,880	2,207	356	1,010	79,445	252,240	94,811	130,073
Change in unrealized gain (loss) on investments	3,962	23,797	3,034	15,388	452,466	116,649	160,456	90,707

Net gain (loss) on investments	6,842	26,004	3,390	16,398	531,911	368,889	255,267	220,780

Reinvested capital gains	984	3,207	3,726	–	18,463	116,222	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,137	32,637	11,798	16,009	573,599	491,643	262,317	231,034

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI	GVITIntVal3
Reinvested dividends	$15,388	4,561	6,188	89	165	3,781	20,157	27,303
Mortality and expense risk charges (note 3)	(5,032)	(1,164)	(464)	(711)	(705)	(983)	(5,798)	(7,425)

Net investment income (loss)	10,356	3,397	5,724	(622)	(540)	2,798	14,359	19,878

Proceeds from mutual fund shares sold	267,893	133,267	11,842	1,228	36,462	55,324	368,707	390,719
Cost of mutual fund shares sold	(222,830)	(126,314)	(11,257)	(1,216)	(36,242)	(57,750)	(295,944)	(341,751)

Realized gain (loss) on investments	45,063	6,953	585	12	220	(2,426)	72,763	48,968
Change in unrealized gain (loss) on investments	154,011	11,113	7,473	10,263	31,132	24,372	42,289	119,180

Net gain (loss) on investments	199,074	18,066	8,058	10,275	31,352	21,946	115,052	168,148

Reinvested capital gains	–	–	–	–	–	–	63,340	87,625

Net increase (decrease) in contract owners’ equity resulting from operations	$209,430	21,463	13,782	9,653	30,812	24,744	192,751	275,651

Investment activity:	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech
Reinvested dividends	$16,981	19,231	21,650	20,415	15,004	–	–	–
Mortality and expense risk charges (note 3)	(16,577)	(13,757)	(1,444)	(1,486)	(5,641)	(4,417)	(3,035)	(3,449)

Net investment income (loss)	404	5,474	20,206	18,929	9,363	(4,417)	(3,035)	(3,449)

Proceeds from mutual fund shares sold	1,241,357	1,464,717	119,901	670,551	309,409	427,216	325,832	207,959
Cost of mutual fund shares sold	(893,917)	(1,252,811)	(119,899)	(677,199)	(285,651)	(420,810)	(344,860)	(184,217)

Realized gain (loss) on investments	347,440	211,906	2	(6,648)	23,758	6,406	(19,028)	23,742
Change in unrealized gain (loss) on investments	331,985	421,457	8,965	7,599	5,779	7,171	32,536	29,036

Net gain (loss) on investments	679,425	633,363	8,967	951	29,537	13,577	13,508	52,778

Reinvested capital gains	25,537	30,546	–	–	102,103	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$705,366	669,383	29,173	19,880	141,003	9,160	10,473	49,329

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlTech3	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$–	45,372	467,138	8,454	10,336	167	50,493	14,033
Mortality and expense risk charges (note 3)	(2,004)	(10,731)	(72,144)	(110,406)	(9,296)	(52)	(15,289)	(3,603)

Net investment income (loss)	(2,004)	34,641	394,994	(101,952)	1,040	115	35,204	10,430

Proceeds from mutual fund shares sold	355,538	600,876	1,969,467	1,755,369	949,974	227	560,367	315,638
Cost of mutual fund shares sold	(334,262)	(615,093)	(2,120,549)	(4,115,448)	(780,531)	(235)	(467,030)	(314,250)

Realized gain (loss) on investments	21,276	(14,217)	(151,082)	(2,360,079)	169,443	(8)	93,337	1,388
Change in unrealized gain (loss) on investments	5,799	390,133	(31,557)	3,319,647	227,862	2,298	186,054	7,780

Net gain (loss) on investments	27,075	375,916	(182,639)	959,568	397,305	2,290	279,391	9,168

Reinvested capital gains	–	132,217	89,332	–	1,912	–	33,920	4,883

Net increase (decrease) in contract owners’ equity resulting from operations	$25,071	542,774	301,687	857,616	400,257	2,405	348,515	24,481

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITNWLead
Reinvested dividends	$163,834	133,545	70,891	–	82,720	1,246,049	810,177	4,583
Mortality and expense risk charges (note 3)	(38,980)	(39,016)	(22,802)	(8,447)	(42,952)	(173,760)	(506,252)	(2,710)

Net investment income (loss)	124,854	94,529	48,089	(8,447)	39,768	1,072,289	303,925	1,873

Proceeds from mutual fund shares sold	1,025,229	844,638	302,953	363,390	1,567,096	27,301,953	7,311,226	506,095
Cost of mutual fund shares sold	(809,667)	(639,642)	(287,588)	(284,833)	(1,044,781)	(27,301,953)	(10,719,293)	(529,654)

Realized gain (loss) on investments	215,562	204,996	15,365	78,557	522,315	–	(3,408,067)	(23,559)
Change in unrealized gain (loss) on investments	271,956	406,666	87,209	53,734	(36,528)	–	12,236,368	43,954

Net gain (loss) on investments	487,518	611,662	102,574	132,291	485,787	–	8,828,301	20,395

Reinvested capital gains	57,432	71,094	34,355	–	103,301	–	–	39,071

Net increase (decrease) in contract owners’ equity resulting from operations	$669,804	777,285	185,018	123,844	628,856	1,072,289	9,132,226	61,339

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal	GVITMltSec	JanBal	JanForty
Reinvested dividends	$–	53,610	32,717	2,140	15,642	53,926	4,869	3,536
Mortality and expense risk charges (note 3)	(8,928)	(72,468)	(188,644)	(5,205)	(5,176)	(7,366)	(1,265)	(15,610)

Net investment income (loss)	(8,928)	(18,858)	(155,927)	(3,065)	10,466	46,560	3,604	(12,074)

Proceeds from mutual fund shares sold	1,164,442	5,649,639	4,119,832	536,405	229,758	259,251	26,787	771,619
Cost of mutual fund shares sold	(987,742)	(4,969,087)	(3,345,262)	(529,487)	(201,132)	(261,671)	(22,873)	(555,436)

Realized gain (loss) on investments	176,700	680,552	774,570	6,918	28,626	(2,420)	3,914	216,183
Change in unrealized gain (loss) on investments	(152,111)	386,882	2,061,580	(24,714)	47,073	2,462	16,786	(7,039)

Net gain (loss) on investments	24,589	1,067,434	2,836,150	(17,796)	75,699	42	20,700	209,144

Reinvested capital gains	–	911,820	580,447	13,100	42,502	2,816	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,661	1,960,396	3,260,670	(7,761)	128,667	49,418	24,304	197,070

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGroS	MFSInvGrStl	MFSValueI	NBAMTBal	NBAMTFasc
Reinvested dividends	$–	217	24,818	89,622	–	4,334	314	–
Mortality and expense risk charges (note 3)	(6,855)	(1,172)	(4,404)	(31,238)	(1,862)	(3,097)	(293)	(548)

Net investment income (loss)	(6,855)	(955)	20,414	58,384	(1,862)	1,237	21	(548)

Proceeds from mutual fund shares sold	432,926	243,782	62,734	2,040,527	82,432	66,414	15,604	81,430
Cost of mutual fund shares sold	(266,266)	(254,324)	(63,813)	(1,053,150)	(69,831)	(55,350)	(12,171)	(72,767)

Realized gain (loss) on investments	166,660	(10,542)	(1,079)	987,377	12,601	11,064	3,433	8,663
Change in unrealized gain (loss) on investments	(79,000)	19,487	342,478	536,030	10,130	82,597	565	(5,402)

Net gain (loss) on investments	87,660	8,945	341,399	1,523,407	22,731	93,661	3,998	3,261

Reinvested capital gains	–	14,511	–	–	–	12,250	–	2,187

Net increase (decrease) in contract owners’ equity resulting from operations	$80,805	22,501	361,813	1,581,791	20,869	107,148	4,019	4,900

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMTSocRes
Reinvested dividends	$–	12,887	607	120,928	–	193,909	715	516
Mortality and expense risk charges (note 3)	(113,010)	(11,375)	(1,594)	(23,359)	(3,800)	(158,219)	(635)	(1,852)

Net investment income (loss)	(113,010)	1,512	(987)	97,569	(3,800)	35,690	80	(1,336)

Proceeds from mutual fund shares sold	1,922,094	321,663	1,362,485	859,022	858,740	4,493,426	93,992	61,108
Cost of mutual fund shares sold	(977,133)	(220,137)	(1,292,281)	(909,823)	(787,140)	(3,324,783)	(90,072)	(54,499)

Realized gain (loss) on investments	944,961	101,526	70,204	(50,801)	71,600	1,168,643	3,920	6,609
Change in unrealized gain (loss) on investments	1,330,092	130,653	(8,136)	91,438	(7,589)	(1,230,740)	(1,287)	34,903

Net gain (loss) on investments	2,275,053	232,179	62,068	40,637	64,011	(62,097)	2,633	41,512

Reinvested capital gains	–	–	2,236	–	–	2,986,619	9,918	3,663

Net increase (decrease) in contract owners’ equity resulting from operations	$2,162,043	233,691	63,317	138,206	60,211	2,960,212	12,631	43,839

Investment activity:	OppGlSec3	OppBal	OppCapAp	OppBdFd	OppGlSec	OppHighInc	OppMSt	OppMStSCap
Reinvested dividends	$40,764	295,771	44,700	586,110	367,710	43,461	22,275	1,294
Mortality and expense risk charges (note 3)	(31,267)	(89,995)	(75,493)	(68,130)	(225,108)	(3,152)	(10,495)	(6,149)

Net investment income (loss)	9,497	205,776	(30,793)	517,980	142,602	40,309	11,780	(4,855)

Proceeds from mutual fund shares sold	445,501	2,020,900	2,969,097	1,374,960	6,024,280	223,540	441,393	758,524
Cost of mutual fund shares sold	(353,682)	(1,979,222)	(2,074,454)	(1,436,388)	(3,930,068)	(228,616)	(368,960)	(656,248)

Realized gain (loss) on investments	91,819	41,678	894,643	(61,428)	2,094,212	(5,076)	72,433	102,276
Change in unrealized gain (loss) on investments	528,285	486,525	(18,989)	59,204	1,394,466	17,994	185,311	(29,831)

Net gain (loss) on investments	620,104	528,203	875,654	(2,224)	3,488,678	12,918	257,744	72,445

Reinvested capital gains	213,406	650,195	–	–	1,920,739	–	–	25,550

Net increase (decrease) in contract owners’ equity resulting from operations	$843,007	1,384,174	844,861	515,756	5,552,019	53,227	269,524	93,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppMidCap	PVTGroIncIB	PVTIntEqIB	PVTVoyIB	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBd
Reinvested dividends	$–	1,461	1,227	115	657	10,330	1,900	250,734
Mortality and expense risk charges (note 3)	(12,067)	(754)	(1,911)	(366)	(1,427)	(3,731)	(372)	(20,030)

Net investment income (loss)	(12,067)	707	(684)	(251)	(770)	6,599	1,528	230,704

Proceeds from mutual fund shares sold	599,398	136,581	215,518	34,097	470,226	143,632	3,516	771,049
Cost of mutual fund shares sold	(474,190)	(127,184)	(185,674)	(30,773)	(462,614)	(142,530)	(3,570)	(835,464)

Realized gain (loss) on investments	125,208	9,397	29,844	3,324	7,612	1,102	(54)	(64,415)
Change in unrealized gain (loss) on investments	(71,606)	6,494	37,078	1,141	23,688	82,943	312	(4,075)

Net gain (loss) on investments	53,602	15,891	66,922	4,465	31,300	84,045	258	(68,490)

Reinvested capital gains	–	2,275	–	–	–	30,539	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$41,535	18,873	66,238	4,214	30,530	121,183	1,786	162,214

Investment activity:	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKUSRealEst	WFAVTDisc	WFAVTOpp
Reinvested dividends	$59,674	7,549	14,379	196,395	249,237	–	–
Mortality and expense risk charges (note 3)	(58,390)	(72,840)	(2,445)	(13,154)	(148,471)	(50,456)	(215,703)

Net investment income (loss)	1,284	(65,291)	11,934	183,241	100,766	(50,456)	(215,703)

Proceeds from mutual fund shares sold	2,986,468	4,677,310	248,056	1,109,051	3,709,401	1,127,290	3,871,288
Cost of mutual fund shares sold	(1,349,006)	(2,228,416)	(252,940)	(1,061,010)	(1,730,291)	(757,520)	(3,871,233)

Realized gain (loss) on investments	1,637,462	2,448,894	(4,884)	48,041	1,979,110	369,770	55
Change in unrealized gain (loss) on investments	639,534	(885,664)	277	(46,208)	3,692,843	714,074	263,654

Net gain (loss) on investments	2,276,996	1,563,230	(4,607)	1,833	5,671,953	1,083,844	263,709

Reinvested capital gains	939,523	642,387	1,911	42,664	1,496,337	–	3,582,720

Net increase (decrease) in contract owners’ equity resulting from operations	$3,217,803	2,140,326	9,238	227,738	7,269,056	1,033,388	3,630,726

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$8,458,577	6,756,450	(340)	(4,391)	(518)	(965)	(2,227)	(1,518)
Realized gain (loss) on investments	15,670,805	5,802,397	34,978	10,911	9,324	5,870	44,552	14,662
Change in unrealized gain (loss) on investments	59,883,124	44,234,328	26,733	23,967	(2,526)	787	(2,722)	9,434
Reinvested capital gains	33,553,421	13,179,108	55,210	8,914	–	–	6,748	–

Net increase (decrease) in contract owners’ equity resulting from operations	117,565,927	69,972,283	116,581	39,401	6,280	5,692	46,351	22,578

Equity transactions:
Purchase payments received from contract owners (note 6)	57,002,649	63,121,158	53,182	88,640	1,925	6,876	20,007	20,052
Transfers between funds	–	–	423,535	62,224	(18,532)	17,342	113,190	(14,078)
Surrenders (note 6)	(69,702,501)	(69,500,794)	(14,004)	(29,194)	(1,854)	(994)	(3,655)	(10,546)
Death benefits (note 4)	(5,384,769)	(3,794,134)	(1,660)	(106)	–	–	(821)	–
Net policy repayments (loans) (note 5)	(3,089,028)	898,160	(24,667)	(3,764)	31	10	(4,123)	(306)
Deductions for surrender charges (note 2d)	(622,220)	(1,252,942)	(22)	(88)	–	(118)	(808)	(62)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,413,062)	(45,231,780)	(30,050)	(26,368)	(4,257)	(2,562)	(16,711)	(12,998)
Asset charges (note 3):
MSP contracts	(424,218)	(402,742)	(19)	(21)	(35)	(17)	(72)	(59)
LSFP contracts	(461,922)	(424,918)	(118)	(72)	–	(5)	(231)	(200)
Adjustments to maintain reserves	956,504	387,993	(26)	43	18	6	22	(28)

Net equity transactions	(66,138,567)	(56,199,999)	406,151	91,294	(22,704)	20,538	106,798	(18,225)

Net change in contract owners’ equity	51,427,360	13,772,284	522,732	130,695	(16,424)	26,230	153,149	4,353
Contract owners’ equity beginning of period	929,399,760	915,627,476	801,432	670,737	84,630	58,400	243,600	239,247

Contract owners’ equity end of period	$980,827,120	929,399,760	1,324,164	801,432	68,206	84,630	396,749	243,600

CHANGES IN UNITS:
Beginning units	40,704,624	39,381,106	53,106	46,810	5,992	4,476	15,036	16,082

Units purchased	10,587,187	15,006,946	32,232	30,105	2,692	1,956	10,145	2,056
Units redeemed	(12,097,075)	(13,683,428)	(7,508)	(23,809)	(4,122)	(440)	(4,079)	(3,102)

Ending units	39,194,736	40,704,624	77,830	53,106	4,562	5,992	21,102	15,036

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlVPGrIncA		AlVPSmMdCpA		ACVPBal		ACVPCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,548	11,560	(2,225)	525	68,582	62,853	(96,111)	(91,300)
Realized gain (loss) on investments	35,576	49,864	30,805	31,534	34,165	(13,745)	330,891	(133,799)
Change in unrealized gain (loss) on investments	53,118	(18,971)	46,899	(14,639)	7,456	175,002	1,928,710	2,711,854
Reinvested capital gains	52,880	–	70,543	40,190	343,547	2,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	151,122	42,453	146,022	57,610	453,750	226,248	2,163,490	2,486,755

Equity transactions:
Purchase payments received from contract owners (note 6)	115,628	128,310	90,901	88,588	327,424	327,960	765,972	991,958
Transfers between funds	22,114	100,470	63,950	116,956	(442,403)	(112,376)	(211,697)	188,038
Surrenders (note 6)	(103,010)	(210,372)	(31,726)	(39,544)	(394,033)	(405,472)	(1,198,454)	(822,808)
Death benefits (note 4)	–	–	–	(90)	(12,437)	(38,842)	(165,926)	(76,010)
Net policy repayments (loans) (note 5)	(13,854)	(178)	(27,219)	(17,086)	(52,335)	(52,262)	(94,347)	(39,198)
Deductions for surrender charges (note 2d)	(1,956)	(1,162)	(1,877)	(486)	(3,701)	(7,328)	(3,610)	(15,062)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,794)	(39,592)	(38,224)	(35,760)	(246,231)	(262,706)	(767,284)	(726,550)
Asset charges (note 3):
MSP contracts	(1,147)	(1,148)	(334)	(421)	(4,975)	(5,102)	(5,771)	(4,938)
LSFP contracts	(1,365)	(1,076)	(129)	(184)	(1,147)	(1,530)	(2,500)	(2,442)
Adjustments to maintain reserves	34	8	106	(93)	822	(356)	126,244	(21,392)

Net equity transactions	(19,350)	(24,740)	55,448	111,880	(829,016)	(558,014)	(1,557,373)	(528,404)

Net change in contract owners’ equity	131,772	17,713	201,470	169,490	(375,266)	(331,766)	606,117	1,958,351
Contract owners’ equity beginning of period	931,146	913,433	1,021,977	852,487	5,394,717	5,726,483	13,951,842	11,993,491

Contract owners’ equity end of period	$1,062,918	931,146	1,223,447	1,021,977	5,019,451	5,394,717	14,557,959	13,951,842

CHANGES IN UNITS:
Beginning units	64,958	66,458	59,044	52,384	264,940	263,900	720,786	658,094

Units purchased	13,974	21,716	14,297	29,959	27,737	107,087	104,513	348,294
Units redeemed	(15,516)	(23,216)	(11,257)	(23,299)	(67,379)	(106,047)	(217,569)	(285,602)

Ending units	63,416	64,958	62,084	59,044	225,298	264,940	607,730	720,786

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPIncGr		ACVPInfPro2		ACVPInt		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$44,231	49,261	25,187	39,757	101,478	57,173	11,159	(5,345)
Realized gain (loss) on investments	255,013	247,573	(8,698)	(2,530)	854,426	430,674	267,118	38,748
Change in unrealized gain (loss) on investments	243,170	(159,572)	(8,024)	(28,790)	1,225,587	631,256	148,652	147,123
Reinvested capital gains	–	–	–	568	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	542,414	137,262	8,465	9,005	2,181,491	1,119,103	426,929	180,526

Equity transactions:
Purchase payments received from contract owners (note 6)	137,970	189,444	35,285	66,570	10,447	243,198	565,664	444,582
Transfers between funds	(164,490)	(113,836)	(107,852)	241,474	(861,287)	(1,303,244)	(106,353)	907,628
Surrenders (note 6)	(308,975)	(233,010)	(180,674)	(51,112)	(581,619)	(636,772)	(220,922)	(172,776)
Death benefits (note 4)	(10,551)	–	(316)	–	(12,907)	(11,794)	(872)	(236)
Net policy repayments (loans) (note 5)	46,341	3,426	(24,236)	(11,166)	(124,163)	(155,324)	83,718	228,558
Deductions for surrender charges (note 2d)	(5,700)	(4,528)	(2,081)	(138)	(7,053)	(14,894)	(1,813)	(344)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(148,138)	(157,308)	(38,167)	(42,692)	(374,063)	(433,704)	(91,911)	(33,328)
Asset charges (note 3):
MSP contracts	(2,367)	(2,386)	(873)	(814)	(2,785)	(2,996)	(731)	(469)
LSFP contracts	(977)	(1,278)	(474)	(80)	(5,694)	(5,407)	(1,311)	(328)
Adjustments to maintain reserves	42	(3)	160	(27)	85	502	64	72

Net equity transactions	(456,845)	(319,479)	(319,228)	202,015	(1,959,039)	(2,320,435)	225,533	1,373,359

Net change in contract owners’ equity	85,569	(182,217)	(310,763)	211,020	222,452	(1,201,332)	652,462	1,553,885
Contract owners’ equity beginning of period	3,638,205	3,820,422	1,174,579	963,559	9,984,737	11,186,069	1,553,885	–

Contract owners’ equity end of period	$3,723,774	3,638,205	863,816	1,174,579	10,207,189	9,984,737	2,206,347	1,553,885

CHANGES IN UNITS:
Beginning units	297,572	322,014	107,722	89,246	549,068	650,574	133,622	–

Units purchased	54,380	99,246	11,699	32,808	88,332	149,191	56,124	141,605
Units redeemed	(90,482)	(123,688)	(41,203)	(14,332)	(181,504)	(250,697)	(37,088)	(7,983)

Ending units	261,470	297,572	78,218	107,722	455,896	549,068	152,658	133,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,538	632	(3,185)	(4,830)	104,468	24,447	(260)	(24)
Realized gain (loss) on investments	20,373	–	13,937	25,482	688,599	440,213	719	46
Change in unrealized gain (loss) on investments	10,804	(435)	(32,309)	(39,774)	242,399	(1,258,011)	1,061	37
Reinvested capital gains	18,160	2,402	–	–	1,177,539	1,360,674	117	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,875	2,599	(21,557)	(19,122)	2,213,005	567,323	1,637	59

Equity transactions:
Purchase payments received from contract owners (note 6)	31,883	2,690	30,683	30,928	608,706	750,758	2,572	28
Transfers between funds	496,403	100,510	(188,618)	(69,202)	(140,596)	158,172	10,306	29,076
Surrenders (note 6)	(1,559)	–	(14,930)	(77,334)	(902,976)	(719,062)	–	–
Death benefits (note 4)	–	–	–	(5,908)	(8,081)	(808)	–	–
Net policy repayments (loans) (note 5)	1,333	(1,290)	(14,299)	(9,016)	(66,301)	(89,452)	(29)	–
Deductions for surrender charges (note 2d)	–	–	(61)	(202)	(6,367)	(17,348)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,282)	(1,092)	(22,383)	(23,720)	(499,627)	(513,258)	(2,566)	(120)
Asset charges (note 3):
MSP contracts	(227)	(5)	(345)	(291)	(7,479)	(7,115)	–	(5)
LSFP contracts	(158)	(14)	(602)	(513)	(8,181)	(7,741)	–	–
Adjustments to maintain reserves	(4)	59	16	(5)	1,797	(228)	31	23

Net equity transactions	518,389	100,858	(210,539)	(155,263)	(1,029,105)	(446,082)	10,314	29,002

Net change in contract owners’ equity	570,264	103,457	(232,096)	(174,385)	1,183,900	121,241	11,951	29,061
Contract owners’ equity beginning of period	103,457	–	770,992	945,377	13,490,801	13,369,560	29,061	–

Contract owners’ equity end of period	$673,721	103,457	538,896	770,992	14,674,701	13,490,801	41,012	29,061

CHANGES IN UNITS:
Beginning units	9,176	–	69,460	86,518	616,380	621,194	2,548	–

Units purchased	41,564	9,395	7,963	13,155	145,948	172,292	2,998	2,559
Units redeemed	(836)	(219)	(27,129)	(30,213)	(192,658)	(177,106)	(2,230)	(11)

Ending units	49,904	9,176	50,294	69,460	569,670	616,380	3,316	2,548

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTGlSmCp		CSTIntFoc		CSTSmCapGr		DryIPSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6,024)	(5,963)	31,381	16,193	(78,172)	(89,573)	(4,383)	(11,733)
Realized gain (loss) on investments	138,726	179,468	513,060	254,980	996,247	1,029,425	169,056	164,240
Change in unrealized gain (loss) on investments	(20,240)	(46,376)	651,016	790,968	(366,875)	(1,440,310)	45,191	(35,007)
Reinvested capital gains	–	–	–	–	–	–	43,700	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	112,462	127,129	1,195,457	1,062,141	551,200	(500,458)	253,564	123,386

Equity transactions:
Purchase payments received from contract owners (note 6)	47,889	63,986	377,303	413,648	775,675	974,358	117,090	94,092
Transfers between funds	(48,464)	54,316	(150,794)	(255,978)	(1,026,283)	(767,204)	21,029	(67,224)
Surrenders (note 6)	(64,785)	(36,774)	(482,407)	(264,698)	(1,029,079)	(793,446)	(189,949)	(121,940)
Death benefits (note 4)	(28,137)	–	(57,139)	(77,954)	(25,938)	(54,252)	–	–
Net policy repayments (loans) (note 5)	8,868	(27,512)	(56,763)	9,452	(5,522)	58,184	(5,330)	(9,566)
Deductions for surrender charges (note 2d)	(1,512)	(76)	(7,246)	(11,918)	(18,438)	(21,220)	(26)	(2,670)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,982)	(51,638)	(328,515)	(317,826)	(613,043)	(692,044)	(79,874)	(69,272)
Asset charges (note 3):
MSP contracts	(719)	(645)	(4,257)	(3,637)	(3,915)	(4,434)	(2,052)	(2,841)
LSFP contracts	(976)	(838)	(6,344)	(5,839)	(9,076)	(9,795)	(1,800)	(1,433)
Adjustments to maintain reserves	22	26	172	3,746	262	147,315	(58)	39

Net equity transactions	(132,796)	845	(715,990)	(511,004)	(1,955,357)	(1,162,538)	(140,970)	(180,815)

Net change in contract owners’ equity	(20,334)	127,974	479,467	551,137	(1,404,157)	(1,662,996)	112,594	(57,429)
Contract owners’ equity beginning of period	958,231	830,257	7,154,713	6,603,576	12,767,225	14,430,221	2,035,258	2,092,687

Contract owners’ equity end of period	$937,897	958,231	7,634,180	7,154,713	11,363,068	12,767,225	2,147,852	2,035,258

CHANGES IN UNITS:
Beginning units	67,546	65,698	517,716	553,182	757,296	801,312	150,290	165,014

Units purchased	13,854	17,988	166,651	78,912	172,749	164,876	36,205	44,866
Units redeemed	(20,328)	(16,140)	(215,027)	(114,378)	(276,817)	(208,892)	(47,097)	(59,590)

Ending units	61,072	67,546	469,340	517,716	653,228	757,296	139,398	150,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryVIApp		DryVIFDevLd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(49,304)	(62,999)	789,532	732,685	48,818	(40,198)	(711)	(2,552)
Realized gain (loss) on investments	(435,841)	(561,801)	(629,731)	(1,543,716)	435,347	208,666	4,376	5,471
Change in unrealized gain (loss) on investments	1,181,954	868,402	10,398,460	3,730,757	398,055	43,167	(33,937)	16,850
Reinvested capital gains	–	–	–	–	–	–	37,304	–

Net increase (decrease) in contract owners’ equity resulting from operations	696,809	243,602	10,558,261	2,919,726	882,220	211,635	7,032	19,769

Equity transactions:
Purchase payments received from contract owners (note 6)	833,043	976,402	4,144,765	6,390,148	312,847	365,466	31,506	34,892
Transfers between funds	(428,466)	(565,722)	(3,413,229)	(6,220,270)	(325,424)	(339,064)	9,961	(22,200)
Surrenders (note 6)	(736,233)	(447,314)	(6,390,077)	(4,670,510)	(208,368)	(364,278)	(83,602)	(4,278)
Death benefits (note 4)	(64,260)	(26,172)	(337,394)	(132,604)	(3,569)	–	(122)	–
Net policy repayments (loans) (note 5)	145,274	(58,546)	(609,188)	160,438	(60,634)	38,078	(5,510)	(3,002)
Deductions for surrender charges (note 2d)	(7,417)	(20,686)	(52,509)	(145,956)	(6,416)	(13,214)	(165)	(136)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(570,614)	(639,946)	(3,403,423)	(3,639,900)	(234,430)	(253,240)	(23,256)	(23,160)
Asset charges (note 3):
MSP contracts	(2,468)	(2,569)	(29,388)	(31,664)	(1,107)	(1,103)	(118)	(269)
LSFP contracts	(2,992)	(3,311)	(65,134)	(62,339)	(6,453)	(6,611)	(366)	(352)
Adjustments to maintain reserves	1,201	(197)	4,280	143,866	221	(733)	3	39

Net equity transactions	(832,932)	(788,061)	(10,151,297)	(8,208,791)	(533,333)	(574,699)	(71,669)	(18,466)

Net change in contract owners’ equity	(136,123)	(544,459)	406,964	(5,289,065)	348,887	(363,064)	(64,637)	1,303
Contract owners’ equity beginning of period	8,793,205	9,337,664	75,948,479	81,237,544	5,785,195	6,148,259	437,677	436,374

Contract owners’ equity end of period	$8,657,082	8,793,205	76,355,443	75,948,479	6,134,082	5,785,195	373,040	437,677

CHANGES IN UNITS:
Beginning units	398,460	420,438	2,948,454	3,024,638	420,248	456,698	29,256	30,716

Units purchased	86,163	93,584	533,365	797,667	117,685	90,951	6,692	7,425
Units redeemed	(121,715)	(115,562)	(844,481)	(873,851)	(136,551)	(127,401)	(11,792)	(8,885)

Ending units	362,908	398,460	2,637,338	2,948,454	401,382	420,248	24,156	29,256

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFGrInc		FedAmLead		FedCapAp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,586	16,044	1,651	1,137	46	118	37,075	33,635
Realized gain (loss) on investments	1,109	(32,073)	(74)	1,320	5,377	428	(24,945)	(5,249)
Change in unrealized gain (loss) on investments	285,427	73,967	3,883	4,839	(973)	(356)	38,596	(28,170)
Reinvested capital gains	–	–	22,481	–	–	–	–	7,014

Net increase (decrease) in contract owners’ equity resulting from operations	290,122	57,938	27,941	7,296	4,450	190	50,726	7,230

Equity transactions:
Purchase payments received from contract owners (note 6)	128,783	162,380	4,941	6,864	2,133	2,390	78,133	84,588
Transfers between funds	5,480	(38,456)	13,529	49,256	(17,732)	(1,056)	205,525	104,356
Surrenders (note 6)	(208,235)	(153,462)	(17,795)	(4,598)	(1,014)	(936)	(57,324)	(124,800)
Death benefits (note 4)	(88,276)	(40,578)	–	–	–	–	(863)	(14)
Net policy repayments (loans) (note 5)	3,442	(9,498)	–	4,550	(2,459)	(6)	(13,410)	23,852
Deductions for surrender charges (note 2d)	(3,525)	(3,774)	–	–	–	(28)	(261)	(2,826)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(119,441)	(118,650)	(4,261)	(4,042)	(1,329)	(1,308)	(69,013)	(67,980)
Asset charges (note 3):
MSP contracts	(1,590)	(1,920)	–	–	–	–	(1,682)	(1,484)
LSFP contracts	(2,824)	(2,378)	(47)	(34)	–	–	(379)	(255)
Adjustments to maintain reserves	95	23	29	26	(2)	(9)	3	28

Net equity transactions	(286,091)	(206,313)	(3,604)	52,022	(20,403)	(953)	140,729	15,465

Net change in contract owners’ equity	4,031	(148,375)	24,337	59,318	(15,953)	(763)	191,455	22,695
Contract owners’ equity beginning of period	2,310,340	2,458,715	178,508	119,190	25,452	26,215	1,169,203	1,146,508

Contract owners’ equity end of period	$2,314,371	2,310,340	202,845	178,508	9,499	25,452	1,360,658	1,169,203

CHANGES IN UNITS:
Beginning units	177,166	185,888	12,490	8,716	1,960	2,046	100,922	99,904

Units purchased	24,311	40,682	3,461	5,010	458	261	47,356	34,895
Units redeemed	(45,883)	(49,404)	(3,763)	(1,236)	(1,780)	(347)	(34,594)	(33,877)

Ending units	155,594	177,166	12,188	12,490	638	1,960	113,684	100,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,018,674	688,601	(210,949)	(170,829)	1,380,815	3,098,850	51,409	7,651
Realized gain (loss) on investments	(376,266)	(438,346)	(3,385,408)	(4,008,734)	(302,665)	73,937	1,488,094	1,211,034
Change in unrealized gain (loss) on investments	2,830,737	691,808	8,485,090	8,161,191	869,670	(2,837,088)	1,075,141	1,417,693
Reinvested capital gains	9,044,526	2,631,172	–	–	–	–	106,712	95,026

Net increase (decrease) in contract owners’ equity resulting from operations	13,517,671	3,573,235	4,888,733	3,981,628	1,947,820	335,699	2,721,356	2,731,404

Equity transactions:
Purchase payments received from contract owners (note 6)	3,692,252	4,276,432	5,488,181	6,634,272	1,001,448	1,125,916	98,138	339,404
Transfers between funds	(1,100,538)	(1,568,012)	(5,811,691)	(5,237,722)	780,432	(4,769,268)	(560,429)	(2,267,056)
Surrenders (note 6)	(6,003,272)	(4,242,404)	(5,709,362)	(5,321,108)	(1,783,680)	(1,430,746)	(1,268,080)	(1,241,402)
Death benefits (note 4)	(613,030)	(386,046)	(286,030)	(385,328)	(190,989)	(55,498)	(58,159)	(102,992)
Net policy repayments (loans) (note 5)	(202,336)	(324,136)	(585,121)	171,620	15,180	147,382	(316,052)	(196,920)
Deductions for surrender charges (note 2d)	(37,613)	(68,256)	(41,734)	(92,286)	(15,389)	(18,716)	(12,157)	(9,828)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,388,475)	(3,460,728)	(4,323,254)	(4,618,442)	(914,286)	(981,708)	(578,144)	(715,194)
Asset charges (note 3):
MSP contracts	(36,652)	(35,185)	(21,734)	(21,245)	(12,781)	(13,335)	(5,967)	(5,342)
LSFP contracts	(29,239)	(27,017)	(28,131)	(29,556)	(9,012)	(9,345)	(9,916)	(9,197)
Adjustments to maintain reserves	98,232	(22,180)	294,974	(67,826)	14,015	(4,671)	21,747	(12,213)

Net equity transactions	(7,620,671)	(5,857,532)	(11,023,902)	(8,967,621)	(1,115,062)	(6,009,989)	(2,689,019)	(4,220,740)

Net change in contract owners’ equity	5,897,000	(2,284,297)	(6,135,169)	(4,985,993)	832,758	(5,674,290)	32,337	(1,489,336)
Contract owners’ equity beginning of period	73,469,129	75,753,426	84,899,410	89,885,403	19,125,470	24,799,760	17,244,041	18,733,377

Contract owners’ equity end of period	$79,366,129	73,469,129	78,764,241	84,899,410	19,958,228	19,125,470	17,276,378	17,244,041

CHANGES IN UNITS:
Beginning units	2,082,710	1,873,796	2,764,316	2,468,188	865,500	1,035,038	745,818	867,542

Units purchased	340,139	884,610	423,537	1,237,181	186,842	265,940	87,006	283,227
Units redeemed	(570,529)	(675,696)	(782,499)	(941,053)	(232,478)	(435,478)	(189,746)	(404,951)

Ending units	1,852,320	2,082,710	2,405,354	2,764,316	819,864	865,500	643,078	745,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPAM		FidVIPCon		FidVIPIGBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$8,701	(5,997)	434,934	450,415	448,681	(254,940)	82,031	20,737
Realized gain (loss) on investments	326,549	11,146	(342,324)	(349,641)	1,897,820	692,489	(17,203)	(4,025)
Change in unrealized gain (loss) on investments	353,098	376,763	1,259,086	564,829	(669,773)	9,019,770	53,613	(13,301)
Reinvested capital gains	24,549	–	–	7,706	5,670,529	11,226	6,072	20,900

Net increase (decrease) in contract owners’ equity resulting from operations	712,897	381,912	1,351,696	673,309	7,347,257	9,468,545	124,513	24,311

Equity transactions:
Purchase payments received from contract owners (note 6)	945,685	680,560	1,057,356	1,143,732	3,311,632	3,426,214	214,010	121,204
Transfers between funds	1,375,984	1,623,842	(1,314,025)	(512,764)	(287,965)	2,390,668	740,901	1,813,088
Surrenders (note 6)	(372,853)	(119,598)	(1,186,526)	(1,877,914)	(3,678,724)	(3,532,336)	(279,429)	(61,552)
Death benefits (note 4)	(2,678)	(1,624)	(219,592)	(272,552)	(161,026)	(203,908)	–	–
Net policy repayments (loans) (note 5)	101,435	175,084	129,784	148,348	(1,201,916)	(273,738)	2,999	(2,788)
Deductions for surrender charges (note 2d)	(752)	(466)	(4,100)	(14,732)	(43,786)	(101,032)	(3,097)	(1,578)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(261,397)	(75,868)	(912,028)	(980,678)	(2,746,468)	(2,656,078)	(150,448)	(76,578)
Asset charges (note 3):
MSP contracts	(431)	(41)	(6,405)	(6,788)	(27,697)	(23,286)	(1,205)	(1,017)
LSFP contracts	(2,851)	(661)	(4,762)	(4,954)	(37,269)	(31,998)	(1,284)	(1,105)
Adjustments to maintain reserves	65	118	14,727	(13,081)	2,056	7,607	49	(34)

Net equity transactions	1,782,207	2,281,346	(2,445,571)	(2,391,383)	(4,871,163)	(997,887)	522,496	1,789,640

Net change in contract owners’ equity	2,495,104	2,663,258	(1,093,875)	(1,718,074)	2,476,094	8,470,658	647,009	1,813,951
Contract owners’ equity beginning of period	2,663,258	–	21,381,233	23,099,307	68,425,817	59,955,159	2,733,368	919,417

Contract owners’ equity end of period	$5,158,362	2,663,258	20,287,358	21,381,233	70,901,911	68,425,817	3,380,377	2,733,368

CHANGES IN UNITS:
Beginning units	213,864	–	915,956	829,310	2,281,934	2,196,532	255,724	87,010

Units purchased	188,205	227,292	74,849	512,422	664,564	595,164	210,778	183,122
Units redeemed	(48,949)	(13,428)	(181,175)	(425,776)	(723,524)	(509,762)	(163,084)	(14,408)

Ending units	353,120	213,864	809,630	915,956	2,222,974	2,281,934	303,418	255,724

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrOp		FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,943	12,284	(32,649)	(41,647)	(2,137)	(9,405)	3,871	2,772
Realized gain (loss) on investments	114,590	(241,983)	545,254	274,318	(69,573)	(17,903)	118,582	49,408
Change in unrealized gain (loss) on investments	67,686	525,041	(603,741)	801,405	102,652	(45,834)	(346,483)	50,196
Reinvested capital gains	–	–	1,019,980	79,678	183,028	59,032	520,211	85,592

Net increase (decrease) in contract owners’ equity resulting from operations	184,219	295,342	928,844	1,113,754	213,970	(14,110)	296,181	187,968

Equity transactions:
Purchase payments received from contract owners (note 6)	262,293	344,226	616,546	533,880	126,297	76,358	309,550	58,540
Transfers between funds	(118,787)	(421,544)	1,052,459	2,962,566	396,071	(613,290)	1,941,205	1,649,170
Surrenders (note 6)	(343,652)	(238,812)	(596,579)	(620,812)	(178,270)	(211,158)	(234,415)	(3,970)
Death benefits (note 4)	(9,295)	(5,844)	(36,060)	–	–	–	(1,509)	–
Net policy repayments (loans) (note 5)	12,016	(36,264)	(85,500)	(33,242)	(11,845)	(12,436)	(30,615)	(15,300)
Deductions for surrender charges (note 2d)	(7,002)	(6,722)	(2,905)	(8,674)	(3,744)	(2,170)	(1,539)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,221)	(195,190)	(362,880)	(267,044)	(51,174)	(68,474)	(144,256)	(29,276)
Asset charges (note 3):
MSP contracts	(1,332)	(1,755)	(3,391)	(3,034)	(688)	(868)	(1,954)	(379)
LSFP contracts	(3,481)	(3,432)	(2,580)	(1,614)	(1,036)	(707)	(626)	(41)
Adjustments to maintain reserves	(6)	24	(44)	32	52	(35)	(8)	85

Net equity transactions	(389,467)	(565,313)	579,066	2,562,058	275,663	(832,780)	1,835,833	1,658,829

Net change in contract owners’ equity	(205,248)	(269,971)	1,507,910	3,675,812	489,633	(846,890)	2,132,014	1,846,797
Contract owners’ equity beginning of period	4,166,506	4,436,477	7,969,055	4,293,243	1,175,007	2,021,897	1,846,797	–

Contract owners’ equity end of period	$3,961,258	4,166,506	9,476,965	7,969,055	1,664,640	1,175,007	3,978,811	1,846,797

CHANGES IN UNITS:
Beginning units	369,344	422,878	390,220	247,050	86,996	152,482	137,232	–

Units purchased	55,136	50,100	147,940	193,614	56,916	29,683	139,698	140,962
Units redeemed	(89,656)	(103,634)	(124,204)	(50,444)	(37,688)	(95,169)	(22,050)	(3,730)

Ending units	334,824	369,344	413,956	390,220	106,224	86,996	254,880	137,232

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree10S		FidVIPFree20S		FidVIPFree30S		FrVIPIncSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,311	213	3,426	960	4,682	168	(389)	–
Realized gain (loss) on investments	2,880	42	2,207	176	356	15	1,010	–
Change in unrealized gain (loss) on investments	3,962	1,320	23,797	13,443	3,034	563	15,388	–
Reinvested capital gains	984	–	3,207	–	3,726	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,137	1,575	32,637	14,579	11,798	746	16,009	–

Equity transactions:
Purchase payments received from contract owners (note 6)	4,333	2,332	4,049	1,000	9,134	1,226	26,918	–
Transfers between funds	176,255	72,488	69,862	252,104	306,056	41,294	288,860	–
Surrenders (note 6)	(2,719)	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(14,989)	(11,606)	(244)	(44)	(17)	–	(801)	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,612)	(938)	(9,774)	(2,492)	(4,493)	(272)	(2,947)	–
Asset charges (note 3):
MSP contracts	(385)	(80)	(586)	(331)	–	–	(190)	–
LSFP contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(9)	56	20	49	4	35	43	–

Net equity transactions	157,874	62,252	63,327	250,286	310,684	42,283	311,883	–

Net change in contract owners’ equity	169,011	63,827	95,964	264,865	322,482	43,029	327,892	–
Contract owners’ equity beginning of period	63,827	–	264,865	–	43,029	–	–	–

Contract owners’ equity end of period	$232,838	63,827	360,829	264,865	365,511	43,029	327,892	–

CHANGES IN UNITS:
Beginning units	5,924	–	23,914	–	3,818	–	–	–

Units purchased	15,820	7,128	7,475	24,209	25,371	3,842	29,694	–
Units redeemed	(1,974)	(1,204)	(2,101	(295)	(385)	(24)	(362)	–

Ending units	19,770	5,924	29,288	23,914	28,804	3,818	29,332	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPRisDiv		FrVIPSmCapV1		FrVIPDevMrk3		FrVIPForSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$23,225	14,646	6,532	6,455	7,050	923	10,254	12,363
Realized gain (loss) on investments	79,445	72,059	252,240	147,731	94,811	8,409	130,073	103,694
Change in unrealized gain (loss) on investments	452,466	(2,803)	116,649	40,513	160,456	69,238	90,707	20,664
Reinvested capital gains	18,463	19,938	116,222	17,618	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	573,599	103,840	491,643	212,317	262,317	78,570	231,034	136,721

Equity transactions:
Purchase payments received from contract owners (note 6)	288,749	321,422	220,474	268,370	122,854	16,080	4	46,438
Transfers between funds	797,123	923,274	167,582	1,024,200	742,462	563,464	(191,796)	(246,220)
Surrenders (note 6)	(273,861)	(441,810)	(304,775)	(223,060)	(43,074)	(8,354)	(229,919)	(42,594)
Death benefits (note 4)	(1,686)	–	(4,464)	–	–	–	–	(50)
Net policy repayments (loans) (note 5)	(39,417)	(10,662)	(4,647)	(40,146)	(15,918)	(400)	(37,025)	(12,664)
Deductions for surrender charges (note 2d)	(1,234)	(3,596)	(871)	(3,312)	(362)	–	(1,941)	(166)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138,979)	(135,758)	(109,416)	(107,762)	(45,872)	(7,172)	(35,042)	(49,820)
Asset charges (note 3):
MSP contracts	(900)	(1,993)	(660)	(734)	(1,169)	(611)	(558)	(1,866)
LSFP contracts	(1,807)	(1,476)	(880)	(689)	(162)	(4)	(695)	(827)
Adjustments to maintain reserves	236	(88)	171	(76)	45	71	56	6

Net equity transactions	628,224	649,313	(37,486)	916,791	758,804	563,074	(496,916)	(307,763)

Net change in contract owners’ equity	1,201,823	753,153	454,157	1,129,108	1,021,121	641,644	(265,882)	(171,042)
Contract owners’ equity beginning of period	3,270,539	2,517,386	3,016,848	1,887,740	641,644	–	1,389,284	1,560,326

Contract owners’ equity end of period	$4,472,362	3,270,539	3,471,005	3,016,848	1,662,765	641,644	1,123,402	1,389,284

CHANGES IN UNITS:
Beginning units	234,296	185,710	170,032	115,218	50,268	–	81,054	99,854

Units purchased	88,447	85,734	69,419	75,591	61,197	52,129	5,759	19,547
Units redeemed	(48,681)	(37,148)	(72,163)	(20,777)	(9,209)	(1,861)	(32,767)	(38,347)

Ending units	274,062	234,296	167,288	170,032	102,256	50,268	54,046	81,054

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPForSec3		FrVIPGlInc3		GVITAstAll2		GVITBnd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$10,356	489	3,397	3,108	5,724	–	(622)	–
Realized gain (loss) on investments	45,063	2,773	6,953	(3,777)	585	–	12	–
Change in unrealized gain (loss) on investments	154,011	37,464	11,113	132	7,473	–	10,263	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	209,430	40,726	21,463	(537)	13,782	–	9,653	–

Equity transactions:
Purchase payments received from contract owners (note 6)	144,772	82,782	6,095	16,760	6,127	–	4,728	–
Transfers between funds	643,714	598,340	318,410	47,002	357,636	–	345,842	–
Surrenders (note 6)	(28,386)	(17,022)	(12,879)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(15,744)	(918)	(3,917)	–	325	–	–	–
Deductions for surrender charges (note 2d)	(22)	(28)	(379)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,367)	(7,438)	(5,582)	(1,264)	(2,872)	–	(1,664)	–
Asset charges (note 3):
MSP contracts	(2,294)	(198)	(45)	(39)	(255)	–	–	–
LSFP contracts	(613)	(261)	(44)	(10)	–	–	–	–
Adjustments to maintain reserves	(23)	90	29	33	40	–	41	–

Net equity transactions	703,037	655,347	301,688	62,482	361,001	–	348,947	–

Net change in contract owners’ equity	912,467	696,073	323,151	61,945	374,783	–	358,600	–
Contract owners’ equity beginning of period	696,073	–	61,945	–	–	–	–	–

Contract owners’ equity end of period	$1,608,540	696,073	385,096	61,945	374,783	–	358,600	–

CHANGES IN UNITS:
Beginning units	61,834	–	6,292	–	–	–	–	–

Units purchased	64,406	64,552	31,310	6,425	36,101	–	34,323	–
Units redeemed	(8,004)	(2,718)	(2,696)	(133)	(469)	–	(161)	–

Ending units	118,236	61,834	34,906	6,292	35,632	–	34,162	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlobGr2		GVITGrowth2		GVITIntValI		GVITIntVal3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(540)	–	2,798	–	14,359	9,434	19,878	3,888
Realized gain (loss) on investments	220	–	(2,426)	–	72,763	123,406	48,968	614
Change in unrealized gain (loss) on investments	31,132	–	24,372	–	42,289	(63,445)	119,180	70,712
Reinvested capital gains	–	–	–	–	63,340	53,106	87,625	11,850

Net increase (decrease) in contract owners’ equity resulting from operations	30,812	–	24,744	–	192,751	122,501	275,651	87,064

Equity transactions:
Purchase payments received from contract owners (note 6)	11,294	–	17,581	–	(52)	40,142	111,921	88,134
Transfers between funds	854,107	–	644,667	–	(242,421)	(382,668)	815,174	845,398
Surrenders (note 6)	–	–	(32,491)	–	(37,392)	(174,560)	(12,250)	(1,262)
Death benefits (note 4)	–	–	–	–	–	–	(2,235)	–
Net policy repayments (loans) (note 5)	(664)	–	(30)	–	(44,009)	(20,866)	(1,177)	(11,818)
Deductions for surrender charges (note 2d)	–	–	(918)	–	(420)	(3,928)	(44)	(8)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,050)	–	(6,959)	–	(35,188)	(51,900)	(38,661)	(11,126)
Asset charges (note 3):
MSP contracts	(65)	–	(50)	–	(464)	(679)	(424)	(152)
LSFP contracts	–	–	–	–	(59)	(237)	(458)	(86)
Adjustments to maintain reserves	73	–	39	–	(30)	(3,019)	22	114

Net equity transactions	859,695	–	621,839	–	(360,035)	(597,715)	871,868	909,194

Net change in contract owners’ equity	890,507	–	646,583	–	(167,284)	(475,214)	1,147,519	996,258
Contract owners’ equity beginning of period	–	–	–	–	1,042,926	1,518,140	996,258	–

Contract owners’ equity end of period	$890,507	–	646,583	–	875,642	1,042,926	2,143,777	996,258

CHANGES IN UNITS:
Beginning units	–	–	–	–	56,386	91,502	87,332	–

Units purchased	83,024	–	66,974	–	116	18,401	74,875	91,263
Units redeemed	(594)	–	(4,348)	–	(17,718)	(53,517)	(8,287)	(3,931)

Ending units	82,430	–	62,626	–	38,784	56,386	153,920	87,332

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts		GVITEmMrkts3		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$404	(1,453)	5,474	(692)	20,206	31,914	18,929	7,547
Realized gain (loss) on investments	347,440	93,446	211,906	9,394	2	(17,651)	(6,648)	494
Change in unrealized gain (loss) on investments	331,985	292,891	421,457	34,834	8,965	(11,541)	7,599	(4,029)
Reinvested capital gains	25,537	193,400	30,546	104,312	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	705,366	578,284	669,383	147,848	29,173	2,722	19,880	4,012

Equity transactions:
Purchase payments received from contract owners (note 6)	138,829	43,378	296,509	74,318	(20)	10,724	113,350	93,216
Transfers between funds	(501,480)	14,646	647,225	1,253,186	(84,978)	(287,434)	44,100	72,750
Surrenders (note 6)	(208,079)	(99,968)	(119,029)	(28,716)	(14,910)	(100,240)	(14,896)	(734)
Death benefits (note 4)	(43,065)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(26,268)	(39,768)	(7,648)	17,840	(4,206)	(3,496)	(2,496)	1,294
Deductions for surrender charges (note 2d)	(822)	(2,288)	(383)	(238)	–	(1,270)	–	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,463)	(90,432)	(96,841)	(14,816)	(13,402)	(25,634)	(17,251)	(6,442)
Asset charges (note 3):
MSP contracts	(218)	(938)	(1,288)	(189)	(765)	(799)	(280)	(53)
LSFP contracts	(1,003)	(986)	(1,883)	(330)	(179)	(172)	(99)	(23)
Adjustments to maintain reserves	540	(80)	90	95	45	(6)	33	72

Net equity transactions	(719,029)	(176,436)	716,752	1,301,150	(118,415)	(408,327)	122,461	160,078

Net change in contract owners’ equity	(13,663)	401,848	1,386,135	1,448,998	(89,242)	(405,605)	142,341	164,090
Contract owners’ equity beginning of period	2,330,835	1,928,987	1,448,998	–	346,326	751,931	164,090	–

Contract owners’ equity end of period	$2,317,172	2,330,835	2,835,133	1,448,998	257,084	346,326	306,431	164,090

CHANGES IN UNITS:
Beginning units	130,590	142,194	109,046	–	28,010	62,024	15,630	–

Units purchased	11,202	37,963	62,414	111,672	1,698	3,549	17,552	19,348
Units redeemed	(45,820)	(49,567)	(14,456)	(2,626)	(10,836)	(37,563)	(6,666)	(3,718)

Ending units	95,972	130,590	157,004	109,046	18,872	28,010	26,516	15,630

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlFin		GVITGlHlth		GVITGlHlth3		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,363	7,534	(4,417)	(7,197)	(3,035)	(882)	(3,449)	(5,066)
Realized gain (loss) on investments	23,758	8,751	6,406	23,078	(19,028)	858	23,742	(81,565)
Change in unrealized gain (loss) on investments	5,779	(21,076)	7,171	(32,124)	32,536	(31,731)	29,036	42,968
Reinvested capital gains	102,103	67,106	–	88,424	–	41,196	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	141,003	62,315	9,160	72,181	10,473	9,441	49,329	(43,663)

Equity transactions:
Purchase payments received from contract owners (note 6)	38,692	39,184	(8)	54,890	45,867	32,238	(9)	47,736
Transfers between funds	112,365	150,044	(245,618)	(202,846)	(61,862)	396,302	(76,033)	(267,874)
Surrenders (note 6)	(9,544)	(36,400)	(33,641)	(124,996)	(3,119)	(12,484)	(38,278)	(24,454)
Death benefits (note 4)	–	–	–	–	–	–	(46)	–
Net policy repayments (loans) (note 5)	(87,224)	7,182	(29,834)	(52,312)	58	13,346	(1,640)	(20,444)
Deductions for surrender charges (note 2d)	–	(466)	–	(2,604)	–	(24)	(526)	(532)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,186)	(24,736)	(20,759)	(36,958)	(15,575)	(5,622)	(23,666)	(42,052)
Asset charges (note 3):
MSP contracts	(77)	(99)	(335)	(624)	(84)	(17)	–	(115)
LSFP contracts	(110)	(144)	(292)	(475)	(66)	–	(335)	(376)
Adjustments to maintain reserves	138	(10)	(16)	5	33	48	13	(13)

Net equity transactions	25,054	134,555	(330,503)	(365,920)	(34,748)	423,787	(140,520)	(308,124)

Net change in contract owners’ equity	166,057	196,870	(321,343)	(293,739)	(24,275)	433,228	(91,191)	(351,787)
Contract owners’ equity beginning of period	738,622	541,752	761,769	1,055,508	433,228	–	585,219	937,006

Contract owners’ equity end of period	$904,679	738,622	440,426	761,769	408,953	433,228	494,028	585,219

CHANGES IN UNITS:
Beginning units	46,080	37,388	58,678	87,634	40,502	–	191,526	302,962

Units purchased	15,512	24,968	6,633	30,026	9,778	41,388	43,336	34,385
Units redeemed	(14,530)	(16,276)	(32,029)	(58,982)	(12,858)	(886)	(88,336)	(145,821)

Ending units	47,062	46,080	33,282	58,678	37,422	40,502	146,526	191,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech3		GVITGlUtl		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,004)	(558)	34,641	19,748	394,994	363,429	(101,952)	(104,011)
Realized gain (loss) on investments	21,276	1,637	(14,217)	89,704	(151,082)	(176,624)	(2,360,079)	(2,735,024)
Change in unrealized gain (loss) on investments	5,799	16,348	390,133	(229,966)	(31,557)	99,562	3,319,647	3,772,943
Reinvested capital gains	–	–	132,217	195,266	89,332	22,538	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,071	17,427	542,774	74,752	301,687	308,905	857,616	933,908

Equity transactions:
Purchase payments received from contract owners (note 6)	55,504	44,160	95,595	109,630	709,052	703,036	1,873,914	2,125,034
Transfers between funds	(169,289)	318,266	530,402	307,898	142,389	(365,628)	(762,149)	(552,550)
Surrenders (note 6)	(5,475)	(182)	(25,253)	(142,162)	(678,489)	(1,291,822)	(1,076,839)	(1,200,768)
Death benefits (note 4)	(73)	–	(48,745)	–	(163,762)	(100,232)	(113,328)	(76,034)
Net policy repayments (loans) (note 5)	649	14,038	46,899	(6,664)	(72,413)	(114,420)	(43,902)	19,472
Deductions for surrender charges (note 2d)	–	(10)	–	(3,028)	(9,132)	(15,586)	(19,139)	(45,926)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,626)	(4,928)	(65,591)	(63,040)	(574,799)	(630,986)	(1,285,998)	(1,386,344)
Asset charges (note 3):
MSP contracts	–	–	(590)	(637)	(11,130)	(12,578)	(4,301)	(4,544)
LSFP contracts	(142)	(38)	(906)	(951)	(4,773)	(4,419)	(8,473)	(9,044)
Adjustments to maintain reserves	(23)	160	(8)	50	21,487	(6,920)	2,309	1,480

Net equity transactions	(134,475)	371,466	531,803	201,096	(641,570)	(1,839,555)	(1,437,906)	(1,129,224)

Net change in contract owners’ equity	(109,404)	388,893	1,074,577	275,848	(339,883)	(1,530,650)	(580,290)	(195,316)
Contract owners’ equity beginning of period	388,893	–	1,403,880	1,128,032	11,433,257	12,963,907	16,951,625	17,146,941

Contract owners’ equity end of period	$279,489	388,893	2,478,457	1,403,880	11,093,374	11,433,257	16,371,335	16,951,625

CHANGES IN UNITS:
Beginning units	31,690	–	96,608	82,240	531,932	559,802	1,012,300	1,056,188

Units purchased	6,194	32,305	51,214	51,024	124,704	211,849	197,568	244,346
Units redeemed	(17,248)	(615)	(22,766)	(36,656)	(162,500)	(239,719)	(271,974)	(288,234)

Ending units	20,636	31,690	125,056	96,608	494,136	531,932	937,894	1,012,300

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntIdx6		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,040	706	115	–	35,204	21,630	10,430	12,518
Realized gain (loss) on investments	169,443	38,855	(8)	–	93,337	91,653	1,388	5,406
Change in unrealized gain (loss) on investments	227,862	69,474	2,298	–	186,054	(4,619)	7,780	(15,757)
Reinvested capital gains	1,912	1,588	–	–	33,920	35,342	4,883	13,526

Net increase (decrease) in contract owners’ equity resulting from operations	400,257	110,623	2,405	–	348,515	144,006	24,481	15,693

Equity transactions:
Purchase payments received from contract owners (note 6)	219,677	15,074	258	–	173,028	157,642	22,438	48,316
Transfers between funds	954,881	453,534	14,888	–	830,577	636,636	(67,715)	(36,184)
Surrenders (note 6)	(59,366)	(81,924)	–	–	(235,406)	(399,694)	(202,298)	(19,258)
Death benefits (note 4)	(4,036)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(10,594)	(23,764)	–	–	(49,119)	145,236	99,499	7,482
Deductions for surrender charges (note 2d)	(128)	(1,424)	–	–	(768)	(2,106)	(2,180)	(408)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,764)	(14,910)	(299)	–	(97,766)	(69,670)	(26,058)	(28,918)
Asset charges (note 3):
MSP contracts	(772)	(229)	–	–	(175)	(14)	(121)	(265)
LSFP contracts	(675)	(28)	–	–	–	–	(99)	(109)
Adjustments to maintain reserves	(4)	88	31	–	9	21	(5)	25

Net equity transactions	1,060,219	346,417	14,878	–	620,380	468,051	(176,539)	(29,319)

Net change in contract owners’ equity	1,460,476	457,040	17,283	–	968,895	612,057	(152,058)	(13,626)
Contract owners’ equity beginning of period	712,763	255,723	–	–	1,923,608	1,311,551	596,311	609,937

Contract owners’ equity end of period	$2,173,239	712,763	17,283	–	2,892,503	1,923,608	444,253	596,311

CHANGES IN UNITS:
Beginning units	73,566	34,358	–	–	146,078	106,736	52,378	54,920

Units purchased	105,418	64,382	1,612	–	71,709	82,019	8,142	17,854
Units redeemed	(9,876)	(25,174)	(30)	–	(28,879)	(42,677)	(23,584)	(20,396)

Ending units	169,108	73,566	1,582	–	188,908	146,078	36,936	52,378

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$124,854	89,651	94,529	66,893	48,089	37,727	(8,447)	(8,160)
Realized gain (loss) on investments	215,562	114,999	204,996	178,974	15,365	44,205	78,557	58,185
Change in unrealized gain (loss) on investments	271,956	(43,991)	406,666	(41,664)	87,209	(45,321)	53,734	61,864
Reinvested capital gains	57,432	93,246	71,094	102,524	34,355	40,334	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	669,804	253,905	777,285	306,727	185,018	76,945	123,844	111,889

Equity transactions:
Purchase payments received from contract owners (note 6)	420,655	418,850	395,805	392,234	291,005	208,524	59,057	54,032
Transfers between funds	1,488,410	1,074,126	1,062,660	1,142,442	(50,241)	565,274	208,658	19,446
Surrenders (note 6)	(199,610)	(351,472)	(150,919)	(206,032)	(21,949)	(28,196)	(127,333)	(93,482)
Death benefits (note 4)	(160,250)	(1,148)	–	(80,942)	(25,518)	(211,024)	–	–
Net policy repayments (loans) (note 5)	16,702	64,184	(119,817)	(78,268)	35,403	1,878	(24,046)	(10,446)
Deductions for surrender charges (note 2d)	(478)	(9,268)	(2,371)	(3,466)	(181)	(736)	(4,907)	(1,892)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(322,494)	(284,726)	(342,248)	(296,694)	(85,286)	(81,718)	(54,942)	(69,030)
Asset charges (note 3):
MSP contracts	(8,513)	(5,493)	(2,580)	(1,615)	(1,221)	(1,044)	(444)	(430)
LSFP contracts	(823)	(724)	(1,570)	(900)	–	(17)	(823)	(651)
Adjustments to maintain reserves	41	20	1,237	(102)	(21)	20	24	1

Net equity transactions	1,233,640	904,349	840,197	866,657	141,991	452,961	55,244	(102,452)

Net change in contract owners’ equity	1,903,444	1,158,254	1,617,482	1,173,384	327,009	529,906	179,088	9,437
Contract owners’ equity beginning of period	5,981,356	4,823,102	5,280,968	4,107,584	2,348,240	1,818,334	1,278,234	1,268,797

Contract owners’ equity end of period	$7,884,800	5,981,356	6,898,450	5,280,968	2,675,249	2,348,240	1,457,322	1,278,234

CHANGES IN UNITS:
Beginning units	484,140	409,194	411,372	340,366	198,412	158,844	210,238	226,164

Units purchased	179,203	170,263	151,964	143,297	106,475	71,917	52,529	74,321
Units redeemed	(87,769)	(95,317)	(92,846)	(72,291)	(95,875)	(32,349)	(42,935)	(90,247)

Ending units	575,574	484,140	470,490	411,372	209,012	198,412	219,832	210,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpIdx		GVITMyMkt		GVITNWFund		GVITNWLead
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$39,768	24,676	1,072,289	573,998	303,925	148,385	1,873	2,374
Realized gain (loss) on investments	522,315	636,460	–	–	(3,408,067)	(2,531,902)	(23,559)	11,604
Change in unrealized gain (loss) on investments	(36,528)	(355,770)	–	–	12,236,368	7,142,405	43,954	(39,955)
Reinvested capital gains	103,301	415,044	–	–	–	–	39,071	56,438

Net increase (decrease) in contract owners’ equity resulting from operations	628,856	720,410	1,072,289	573,998	9,132,226	4,758,888	61,339	30,461

Equity transactions:
Purchase payments received from contract owners (note 6)	291,169	439,202	3,658,857	3,098,610	5,894,796	6,837,524	28,328	8,860
Transfers between funds	(171,589)	151,132	4,530,350	7,508,134	(2,621,391)	(1,605,702)	118,672	292,428
Surrenders (note 6)	(333,966)	(950,394)	(8,338,109)	(11,194,006)	(3,779,834)	(4,096,384)	(60,657)	(74,082)
Death benefits (note 4)	(16,715)	(876)	(88,855)	(356,008)	(447,645)	(356,444)	–	–
Net policy repayments (loans) (note 5)	(107,579)	82,918	2,882,025	2,290,152	(431,905)	43,084	(22,229)	(4,668)
Deductions for surrender charges (note 2d)	(3,703)	(8,884)	(36,231)	(105,694)	(49,358)	(98,438)	(80)	(172)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,811)	(278,424)	(1,781,025)	(1,879,132)	(5,064,681)	(5,265,766)	(14,705)	(10,544)
Asset charges (note 3):
MSP contracts	(5,190)	(4,804)	(25,952)	(24,149)	(25,693)	(24,634)	(496)	(336)
LSFP contracts	(3,939)	(3,397)	(17,609)	(18,073)	(20,923)	(20,184)	(5)	(12)
Adjustments to maintain reserves	781	(2)	23,903	15,000	198,038	(40,828)	(10)	24

Net equity transactions	(636,542)	(573,529)	807,354	(665,166)	(6,348,596)	(4,627,772)	48,818	211,498

Net change in contract owners’ equity	(7,686)	146,881	1,879,643	(91,168)	2,783,630	131,116	110,157	241,959
Contract owners’ equity beginning of period	7,218,417	7,071,536	26,583,286	26,674,454	74,977,004	74,845,888	411,250	169,291

Contract owners’ equity end of period	$7,210,731	7,218,417	28,462,929	26,583,286	77,760,634	74,977,004	521,407	411,250

CHANGES IN UNITS:
Beginning units	491,188	533,950	1,821,092	1,778,058	2,249,770	2,310,270	30,358	13,742

Units purchased	107,211	171,696	648,048	1,071,035	382,150	576,159	13,796	27,437
Units redeemed	(150,761)	(214,458)	(613,704)	(1,028,001)	(593,234)	(636,659)	(10,962)	(10,821)

Ending units	447,638	491,188	1,855,436	1,821,092	2,038,686	2,249,770	33,192	30,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITTGroFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(8,928)	(9,083)	(18,858)	(84,819)	(155,927)	(187,960)	–	–
Realized gain (loss) on investments	176,700	132,806	680,552	1,337,766	774,570	727,928	–	–
Change in unrealized gain (loss) on investments	(152,111)	(49,894)	386,882	(2,634,618)	2,061,580	(995,207)	–	–
Reinvested capital gains	–	–	911,820	1,564,872	580,447	3,550,094	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	15,661	73,829	1,960,396	183,201	3,260,670	3,094,855	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	75,195	64,152	519,804	642,074	1,337,872	1,457,404	–	148
Transfers between funds	258,701	(534,830)	(2,640,164)	(647,828)	(1,170,958)	270,824	–	(18)
Surrenders (note 6)	(94,261)	(96,302)	(844,018)	(838,592)	(1,524,616)	(1,681,274)	–	–
Death benefits (note 4)	–	(30)	(49,644)	(17,284)	(123,522)	(79,856)	–	–
Net policy repayments (loans) (note 5)	(33,295)	(57,338)	(101,082)	(131,392)	(473,911)	(51,224)	–	(124)
Deductions for surrender charges (note 2d)	(4,420)	(1,110)	(7,012)	(10,918)	(14,535)	(38,284)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,663)	(76,020)	(422,536)	(512,442)	(1,229,903)	(1,257,290)	–	(8)
Asset charges (note 3):
MSP contracts	(445)	(985)	(6,603)	(8,307)	(17,226)	(15,783)	–	–
LSFP contracts	(843)	(1,086)	(12,656)	(11,286)	(16,505)	(14,861)	–	–
Adjustments to maintain reserves	23	(6)	1,302	2,355	1,746	272,757	–	2

Net equity transactions	135,992	(703,555)	(3,562,609)	(1,533,620)	(3,231,558)	(1,137,587)	–	–

Net change in contract owners’ equity	151,653	(629,726)	(1,602,213)	(1,350,419)	29,112	1,957,268	–	–
Contract owners’ equity beginning of period	1,261,023	1,890,749	13,633,355	14,983,774	30,178,993	28,221,725	–	–

Contract owners’ equity end of period	$1,412,676	1,261,023	12,031,142	13,633,355	30,208,105	30,178,993	–	–

CHANGES IN UNITS:
Beginning units	164,700	265,602	680,010	746,406	909,012	925,912	–	–

Units purchased	72,557	49,153	50,594	224,334	236,546	190,821	–	853
Units redeemed	(57,993)	(150,055)	(224,200)	(290,730)	(322,956)	(207,721)	–	(853)

Ending units	179,264	164,700	506,404	680,010	822,602	909,012	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro		GVITVKVal		GVITMltSec		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,065)	(6,036)	10,466	7,161	46,560	35,376	3,604	3,290
Realized gain (loss) on investments	6,918	24,938	28,626	33,920	(2,420)	7,465	3,914	869
Change in unrealized gain (loss) on investments	(24,714)	(91,765)	47,073	(30,719)	2,462	(34,567)	16,786	11,177
Reinvested capital gains	13,100	161,958	42,502	20,414	2,816	5,570	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(7,761)	89,095	128,667	30,776	49,418	13,844	24,304	15,336

Equity transactions:
Purchase payments received from contract owners (note 6)	41,473	20,500	54,382	68,698	53,050	54,556	14,264	6,342
Transfers between funds	(176,078)	151,248	161,047	234,646	470,478	(55,206)	27,506	115,096
Surrenders (note 6)	(45,827)	(124,464)	(62,690)	(57,654)	(90,680)	(164,012)	(140)	(2,538)
Death benefits (note 4)	(1,780)	–	(1,841)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8,920)	25,118	(23,247)	864	9,444	20,336	(6,380)	(360)
Deductions for surrender charges (note 2d)	(4,205)	(1,082)	(551)	(270)	(963)	(3,366)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,676)	(31,880)	(43,638)	(36,178)	(48,683)	(47,972)	(9,207)	(5,420)
Asset charges (note 3):
MSP contracts	(182)	(173)	(6)	(17)	(906)	(1,034)	(603)	(401)
LSFP contracts	(899)	(231)	(829)	(330)	(590)	(634)	–	–
Adjustments to maintain reserves	63	(236)	(17)	44	(53)	21	19	(2)

Net equity transactions	(225,031)	38,800	82,610	209,803	391,097	(197,311)	25,459	112,717

Net change in contract owners’ equity	(232,792)	127,895	211,277	240,579	440,515	(183,467)	49,763	128,053
Contract owners’ equity beginning of period	1,006,777	878,882	813,840	573,261	1,027,643	1,211,110	222,264	94,211

Contract owners’ equity end of period	$773,985	1,006,777	1,025,117	813,840	1,468,158	1,027,643	272,027	222,264

CHANGES IN UNITS:
Beginning units	65,614	63,712	53,318	38,956	74,450	89,396	17,536	7,980

Units purchased	12,809	26,621	22,592	21,993	45,808	14,376	8,882	10,287
Units redeemed	(27,789)	(24,719)	(17,776)	(7,631)	(17,878)	(29,322)	(6,942)	(731)

Ending units	50,634	65,614	58,134	53,318	102,380	74,450	19,476	17,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTech		JanRMgCore		JanIntGroS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,074)	(16,462)	(6,855)	(7,187)	(955)	1,573	20,414	–
Realized gain (loss) on investments	216,183	203,945	166,660	96,191	(10,542)	4,248	(1,079)	–
Change in unrealized gain (loss) on investments	(7,039)	86,853	(79,000)	20,130	19,487	(20,802)	342,478	–
Reinvested capital gains	–	–	–	–	14,511	41,532	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,070	274,336	80,805	109,134	22,501	26,551	361,813	–

Equity transactions:
Purchase payments received from contract owners (note 6)	144,539	183,122	86,368	101,390	16,211	19,358	132,126	–
Transfers between funds	(125,033)	72,786	(128,569)	(69,038)	(66,989)	145,336	2,436,285	–
Surrenders (note 6)	(250,901)	(199,394)	(90,510)	(25,024)	(13,972)	(14,380)	(45,650)	–
Death benefits (note 4)	(16,125)	(4,622)	(444)	(3,500)	–	–	–	–
Net policy repayments (loans) (note 5)	(10,918)	(54,628)	402	(15,226)	1,236	(930)	45,949	–
Deductions for surrender charges (note 2d)	(1,318)	(2,784)	(1,203)	(342)	(141)	(242)	(848)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,682)	(119,602)	(56,014)	(53,312)	(12,706)	(12,036)	(31,532)	–
Asset charges (note 3):
MSP contracts	(2,054)	(1,888)	(668)	(616)	(344)	(90)	(381)	–
LSFP contracts	(1,212)	(1,478)	(1,094)	(889)	–	–	–	–
Adjustments to maintain reserves	208	(42)	56	18	20	38	127	–

Net equity transactions	(373,496)	(128,530)	(191,676)	(66,539)	(76,685)	137,054	2,536,076	–

Net change in contract owners’ equity	(176,426)	145,806	(110,871)	42,595	(54,184)	163,605	2,897,889	–
Contract owners’ equity beginning of period	2,663,806	2,518,000	1,183,574	1,140,979	251,957	88,352	–	–

Contract owners’ equity end of period	$2,487,380	2,663,806	1,072,703	1,183,574	197,773	251,957	2,897,889	–

CHANGES IN UNITS:
Beginning units	331,492	351,590	296,802	318,846	16,002	6,186	–	–

Units purchased	69,327	76,865	70,064	77,013	4,554	12,211	254,903	–
Units redeemed	(115,513)	(96,963)	(117,144)	(99,057)	(9,210)	(2,395)	(4,765)	–

Ending units	285,306	331,492	249,722	296,802	11,346	16,002	250,138	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS		MFSInvGrStl		MFSValueI		NBAMTBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$58,384	9,165	(1,862)	(889)	1,237	21	21	109
Realized gain (loss) on investments	987,377	268,467	12,601	7,919	11,064	9,662	3,433	1,738
Change in unrealized gain (loss) on investments	536,030	291,505	10,130	9,290	82,597	4,912	565	637
Reinvested capital gains	–	–	–	–	12,250	5,236	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,581,791	569,137	20,869	16,320	107,148	19,831	4,019	2,484

Equity transactions:
Purchase payments received from contract owners (note 6)	233,735	128,112	22,125	27,122	84,841	24,214	3,565	2,420
Transfers between funds	1,317,534	738,664	(20,929)	54,014	451,701	145,716	(2,596)	9,052
Surrenders (note 6)	(341,870)	(100,680)	(11,057)	(23,910)	(30,642)	(7,942)	(5,397)	(15,950)
Death benefits (note 4)	(188,919)	(3,574)	(2,317)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(103,277)	(122,300)	(19,306)	(2,476)	(3,840)	(3,332)	133	76
Deductions for surrender charges (note 2d)	(2,064)	(1,488)	(33)	(142)	(264)	(462)	–	(350)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(159,849)	(91,098)	(16,589)	(17,532)	(16,853)	(10,682)	(2,476)	(2,260)
Asset charges (note 3):
MSP contracts	(1,589)	(744)	–	–	(135)	(56)	–	–
LSFP contracts	(3,471)	(1,797)	(64)	(42)	(396)	(205)	–	–
Adjustments to maintain reserves	241	32	(32)	(2)	5	53	(22)	45

Net equity transactions	750,471	545,127	(48,202)	37,032	484,417	147,304	(6,793)	(6,967)

Net change in contract owners’ equity	2,332,262	1,114,264	(27,333)	53,352	591,565	167,135	(2,774)	(4,483)
Contract owners’ equity beginning of period	2,896,471	1,782,207	311,844	258,492	349,947	182,812	43,609	48,092

Contract owners’ equity end of period	$5,228,733	2,896,471	284,511	311,844	941,512	349,947	40,835	43,609

CHANGES IN UNITS:
Beginning units	312,446	255,024	23,984	20,652	23,408	12,970	2,306	2,306

Units purchased	166,137	141,436	3,448	9,922	32,298	12,042	873	848
Units redeemed	(98,075)	(84,014)	(6,980)	(6,590)	(3,352)	(1,604)	(947)	(848)

Ending units	380,508	312,446	20,452	23,984	52,354	23,408	2,232	2,306

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(548)	(632)	(113,010)	(114,795)	1,512	(9,613)	(987)	(114)
Realized gain (loss) on investments	8,663	1,761	944,961	829,726	101,526	241,921	70,204	(56)
Change in unrealized gain (loss) on investments	(5,402)	1,137	1,330,092	1,131,493	130,653	(74,766)	(8,136)	40,524
Reinvested capital gains	2,187	572	–	–	–	–	2,236	3,464

Net increase (decrease) in contract owners’ equity resulting from operations	4,900	2,838	2,162,043	1,846,424	233,691	157,542	63,317	43,818

Equity transactions:
Purchase payments received from contract owners (note 6)	4,812	8,162	1,023,355	1,271,972	78,174	107,446	27,950	2,266
Transfers between funds	(6,498)	968	(11,964)	(1,072,358)	49,637	(338,946)	(468,151)	670,592
Surrenders (note 6)	(3,450)	(364)	(1,027,708)	(1,526,768)	(172,564)	(46,544)	(12,520)	(938)
Death benefits (note 4)	–	–	(132,006)	(121,564)	(16,775)	(850)	–	–
Net policy repayments (loans) (note 5)	(18,866)	114	(155,030)	55,140	(17,230)	(55,134)	7,843	–
Deductions for surrender charges (note 2d)	–	(12)	(13,235)	(27,324)	(1,096)	(1,098)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,671)	(8,144)	(961,623)	(969,830)	(77,522)	(90,028)	(7,484)	(1,652)
Asset charges (note 3):
MSP contracts	(27)	(60)	(3,240)	(2,851)	(1,127)	(1,502)	(132)	(64)
LSFP contracts	(27)	(18)	(7,445)	(6,410)	(1,333)	(1,668)	(305)	(19)
Adjustments to maintain reserves	(15)	55	93,964	(20,500)	36	2	105	33

Net equity transactions	(31,742)	701	(1,194,932)	(2,420,493)	(159,800)	(428,322)	(452,694)	670,218

Net change in contract owners’ equity	(26,842)	3,539	967,111	(574,069)	73,891	(270,780)	(389,377)	714,036
Contract owners’ equity beginning of period	118,661	115,122	16,670,990	17,245,059	1,960,277	2,231,057	714,036	–

Contract owners’ equity end of period	$91,819	118,661	17,638,101	16,670,990	2,034,168	1,960,277	324,659	714,036

CHANGES IN UNITS:
Beginning units	8,286	8,244	754,106	730,188	157,638	193,216	61,076	–

Units purchased	1,826	3,059	151,002	361,914	23,931	27,210	14,675	61,230
Units redeemed	(3,962)	(3,017)	(204,818)	(337,996)	(35,849)	(62,788)	(53,187)	(154)

Ending units	6,150	8,286	700,290	754,106	145,720	157,638	22,564	61,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$97,569	89,799	(3,800)	(1,542)	35,690	95,725	80	(171)
Realized gain (loss) on investments	(50,801)	(78,403)	71,600	47,042	1,168,643	935,379	3,920	109
Change in unrealized gain (loss) on investments	91,438	21,009	(7,589)	2,625	(1,230,740)	2,841,210	(1,287)	3,213
Reinvested capital gains	–	–	–	–	2,986,619	5,916	9,918	–

Net increase (decrease) in contract owners’ equity resulting from operations	138,206	32,405	60,211	48,125	2,960,212	3,878,230	12,631	3,151

Equity transactions:
Purchase payments received from contract owners (note 6)	154,573	225,792	28,300	23,360	1,479,060	1,593,968	13,499	4,370
Transfers between funds	(59,355)	(836,846)	208,831	(31,402)	(1,708,268)	2,194,314	65,765	80,522
Surrenders (note 6)	(357,449)	(798,462)	(3,137)	(12,588)	(1,116,320)	(1,285,982)	(5,026)	(46)
Death benefits (note 4)	(36,090)	(40)	(257)	–	(147,455)	(90,206)	–	–
Net policy repayments (loans) (note 5)	103,738	60,978	(5,183)	252	(105,429)	(134,670)	1,289	(62)
Deductions for surrender charges (note 2d)	(1,997)	(27,730)	–	–	(22,631)	(28,382)	(86)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,278)	(173,380)	(25,823)	(12,258)	(1,175,888)	(1,203,698)	(4,020)	(696)
Asset charges (note 3):
MSP contracts	(5,450)	(5,400)	(2)	(55)	(15,017)	(14,116)	–	–
LSFP contracts	(1,518)	(1,717)	(102)	(392)	(25,482)	(22,397)	(538)	(17)
Adjustments to maintain reserves	4,038	(406)	14	(5)	889	11,046	42	29

Net equity transactions	(351,788)	(1,557,211)	202,641	(33,088)	(2,836,541)	1,019,877	70,925	84,100

Net change in contract owners’ equity	(213,582)	(1,524,806)	262,852	15,037	123,671	4,898,107	83,556	87,251
Contract owners’ equity beginning of period	3,988,869	5,513,675	265,898	250,861	27,342,963	22,444,856	87,251	–

Contract owners’ equity end of period	$3,775,287	3,988,869	528,750	265,898	27,466,634	27,342,963	170,807	87,251

CHANGES IN UNITS:
Beginning units	235,258	304,988	16,656	17,720	918,584	842,520	7,502	–

Units purchased	49,327	86,624	18,384	5,934	150,485	253,312	6,499	7,574
Units redeemed	(68,647)	(156,354)	(5,902)	(6,998)	(232,217)	(177,248)	(713)	(72)

Ending units	215,938	235,258	29,138	16,656	836,852	918,584	13,288	7,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTSocRes		OppGlSec3		OppBal		OppCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,336)	(1,548)	9,497	(7,511)	205,776	153,996	(30,793)	29,698
Realized gain (loss) on investments	6,609	22,056	91,819	12,271	41,678	58,011	894,643	824,220
Change in unrealized gain (loss) on investments	34,903	(11,609)	528,285	286,506	486,525	(289,228)	(18,989)	(343,491)
Reinvested capital gains	3,663	344	213,406	–	650,195	525,540	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,839	9,243	843,007	291,266	1,384,174	448,319	844,861	510,427

Equity transactions:
Purchase payments received from contract owners (note 6)	60,778	13,606	1,677,980	1,150,944	636,886	814,120	691,678	873,822
Transfers between funds	152,802	8,030	1,648,556	1,553,416	(841,229)	(1,510,072)	(1,498,356)	(1,112,944)
Surrenders (note 6)	(16,680)	(93,274)	(440,872)	(199,424)	(781,266)	(708,646)	(1,100,399)	(911,922)
Death benefits (note 4)	–	–	(6,803)	(6,350)	(122,860)	(61,648)	(857)	(7,502)
Net policy repayments (loans) (note 5)	17,583	(10,538)	309,643	255,630	(27,076)	(24,094)	(111,248)	(8,372)
Deductions for surrender charges (note 2d)	–	–	(2,417)	(906)	(6,059)	(18,606)	(16,789)	(24,374)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,535)	(7,764)	(257,243)	(68,940)	(616,833)	(669,256)	(570,516)	(653,916)
Asset charges (note 3):
MSP contracts	(81)	(64)	(2,048)	(860)	(9,176)	(9,239)	(4,501)	(4,960)
LSFP contracts	(170)	(18)	(1,984)	(396)	(3,632)	(3,920)	(6,059)	(6,231)
Adjustments to maintain reserves	34	22	10	275	13,967	(7,348)	928	(338)

Net equity transactions	202,731	(90,000)	2,924,822	2,683,389	(1,757,278)	(2,198,709)	(2,616,119)	(1,856,737)

Net change in contract owners’ equity	246,570	(80,757)	3,767,829	2,974,655	(373,104)	(1,750,390)	(1,771,258)	(1,346,310)
Contract owners’ equity beginning of period	183,707	264,464	2,974,655	–	14,108,225	15,858,615	12,930,525	14,276,835

Contract owners’ equity end of period	$430,277	183,707	6,742,484	2,974,655	13,735,121	14,108,225	11,159,267	12,930,525

CHANGES IN UNITS:
Beginning units	12,464	19,112	247,696	–	523,202	515,596	846,284	916,154

Units purchased	16,093	6,113	285,602	264,357	76,165	235,916	110,061	248,511
Units redeemed	(2,751)	(12,761)	(53,478)	(16,661)	(120,735)	(228,310)	(283,819)	(318,381)

Ending units	25,806	12,464	479,820	247,696	478,632	523,202	672,526	846,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppBdFd		OppGlSec		OppHighInc		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$517,980	555,683	142,602	135,727	40,309	40,432	11,780	9,719
Realized gain (loss) on investments	(61,428)	5,790	2,094,212	1,456,861	(5,076)	6,196	72,433	73,904
Change in unrealized gain (loss) on investments	59,204	(330,503)	1,394,466	2,816,700	17,994	(35,276)	185,311	(4,654)
Reinvested capital gains	–	–	1,920,739	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	515,756	230,970	5,552,019	4,409,288	53,227	11,352	269,524	78,969

Equity transactions:
Purchase payments received from contract owners (note 6)	625,793	765,224	44,188	655,236	35,573	45,286	95,216	104,358
Transfers between funds	86,471	(349,990)	(1,513,966)	(1,906,256)	113,167	(30,540)	392,275	439,782
Surrenders (note 6)	(459,829)	(1,329,182)	(2,151,334)	(2,043,212)	(66,566)	(91,762)	(44,398)	(219,672)
Death benefits (note 4)	(29,886)	(8,662)	(211,952)	(12,008)	–	–	(79,297)	–
Net policy repayments (loans) (note 5)	(35,645)	116,484	(704,823)	(596,226)	(22,757)	(22,672)	(73,454)	(44,696)
Deductions for surrender charges (note 2d)	(8,577)	(14,108)	(20,300)	(33,896)	(439)	(2,040)	(148)	(2,496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(492,130)	(540,300)	(1,210,228)	(1,407,740)	(22,996)	(23,802)	(79,006)	(69,568)
Asset charges (note 3):
MSP contracts	(7,449)	(8,128)	(14,159)	(13,732)	(717)	(732)	(2,757)	(1,063)
LSFP contracts	(6,411)	(6,051)	(12,028)	(11,136)	(398)	(308)	(1,103)	(1,048)
Adjustments to maintain reserves	9,216	(1,476)	2,798	1,779	(64)	44	98	(71)

Net equity transactions	(318,447)	(1,376,189)	(5,791,804)	(5,367,191)	34,803	(126,526)	207,426	205,526

Net change in contract owners’ equity	197,309	(1,145,219)	(239,785)	(957,903)	88,030	(115,174)	476,950	284,495
Contract owners’ equity beginning of period	11,253,929	12,399,148	36,093,540	37,051,443	576,195	691,369	1,928,995	1,644,500

Contract owners’ equity end of period	$11,451,238	11,253,929	35,853,755	36,093,540	664,225	576,195	2,405,945	1,928,995

CHANGES IN UNITS:
Beginning units	494,198	538,742	1,029,012	1,094,866	46,888	57,270	205,266	185,346

Units purchased	156,167	123,487	158,662	280,077	12,764	12,996	87,812	85,392
Units redeemed	(173,079)	(168,031)	(285,042)	(345,931)	(10,044)	(23,378)	(70,350)	(65,472)

Ending units	477,286	494,198	902,632	1,029,012	49,608	46,888	222,728	205,266

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStSCap		OppMidCap		PVTGroIncIB		PVTIntEqIB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,855)	(4,033)	(12,067)	(14,677)	707	874	(684)	772
Realized gain (loss) on investments	102,276	27,197	125,208	265,782	9,397	4,234	29,844	18,426
Change in unrealized gain (loss) on investments	(29,831)	16,728	(71,606)	(73,853)	6,494	(87)	37,078	9,869
Reinvested capital gains	25,550	13,920	–	–	2,275	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	93,140	53,812	41,535	177,252	18,873	5,021	66,238	29,067

Equity transactions:
Purchase payments received from contract owners (note 6)	90,956	47,892	128,202	147,500	5,428	4,690	30,702	7,090
Transfers between funds	398,737	112,184	(251,389)	(274,800)	30,462	51,834	(23,641)	171,922
Surrenders (note 6)	(31,182)	(21,312)	(153,575)	(174,922)	(35,269)	(22,422)	(10,603)	(11,238)
Death benefits (note 4)	–	–	(12,151)	(8,766)	–	–	–	–
Net policy repayments (loans) (note 5)	(11,558)	(6,416)	918	(10,654)	(2,775)	(2)	(1,039)	(1,574)
Deductions for surrender charges (note 2d)	(787)	(216)	(1,752)	(3,076)	(411)	(778)	–	(26)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,278)	(24,324)	(107,289)	(120,362)	(12,309)	(5,558)	(11,802)	(7,460)
Asset charges (note 3):
MSP contracts	(128)	(142)	(483)	(721)	–	–	(10)	(63)
LSFP contracts	(225)	(53)	(420)	(576)	(114)	(111)	(26)	(4)
Adjustments to maintain reserves	3	57	317	(158)	(29)	34	28	(8)

Net equity transactions	407,538	107,670	(397,622)	(446,535)	(15,017)	27,687	(16,391)	158,639

Net change in contract owners’ equity	500,678	161,482	(356,087)	(269,283)	3,856	32,708	49,847	187,706
Contract owners’ equity beginning of period	632,350	470,868	1,934,946	2,204,229	111,982	79,274	320,613	132,907

Contract owners’ equity end of period	$1,133,028	632,350	1,578,859	1,934,946	115,838	111,982	370,460	320,613

CHANGES IN UNITS:
Beginning units	35,404	28,790	308,834	390,550	7,844	5,796	19,614	9,052

Units purchased	29,626	9,829	57,133	62,529	4,968	4,153	8,618	11,550
Units redeemed	(9,698)	(3,215)	(120,149)	(144,245)	(5,778)	(2,105)	(10,424)	(988)

Ending units	55,332	35,404	245,818	308,834	7,034	7,844	17,808	19,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyIB		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(251)	182	(770)	(6)	6,599	1,414	1,528	164
Realized gain (loss) on investments	3,324	795	7,612	168	1,102	2,420	(54)	(1)
Change in unrealized gain (loss) on investments	1,141	3,168	23,688	1,009	82,943	(9,434)	312	(62)
Reinvested capital gains	–	–	–	–	30,539	12,064	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,214	4,145	30,530	1,171	121,183	6,464	1,786	101

Equity transactions:
Purchase payments received from contract owners (note 6)	2,383	3,564	18,007	1,292	94,354	12,674	1,316	98
Transfers between funds	(27,059)	52,596	136,078	242,994	789,443	311,286	26,415	34,504
Surrenders (note 6)	–	(2,990)	(54,370)	–	(3,239)	–	(514)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(482)	(34)	121	–	(5,594)	46	(97)	(10)
Deductions for surrender charges (note 2d)	–	–	–	–	(183)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,925)	(3,374)	(15,811)	(3,320)	(31,449)	(5,266)	(1,420)	(178)
Asset charges (note 3):
MSP contracts	(196)	(190)	(256)	(42)	(49)	–	–	–
LSFP contracts	(100)	(108)	(111)	(50)	(333)	(133)	–	–
Adjustments to maintain reserves	10	–	13	44	58	54	(21)	32

Net equity transactions	(30,369)	49,464	83,671	240,918	843,008	318,661	25,679	34,446

Net change in contract owners’ equity	(26,155)	53,609	114,201	242,089	964,191	325,125	27,465	34,547
Contract owners’ equity beginning of period	107,118	53,509	242,089	–	325,125	–	34,547	–

Contract owners’ equity end of period	$80,963	107,118	356,290	242,089	1,289,316	325,125	62,012	34,547

CHANGES IN UNITS:
Beginning units	8,234	4,322	21,492	–	30,698	–	3,428	–

Units purchased	391	4,455	21,990	21,801	77,295	31,225	2,763	3,446
Units redeemed	(2,709)	(543)	(14,420)	(309)	(4,871)	(527)	(231)	(18)

Ending units	5,916	8,234	29,062	21,492	103,122	30,698	5,960	3,428

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBd		VEWrldEMkt		VEWrldHAs		VKCorPlus
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$230,704	234,470	1,284	5,720	(65,291)	(33,271)	11,934	7,542
Realized gain (loss) on investments	(64,415)	(27,287)	1,637,462	696,415	2,448,894	1,358,582	(4,884)	(442)
Change in unrealized gain (loss) on investments	(4,075)	(346,641)	639,534	1,334,255	(885,664)	1,986,081	277	246
Reinvested capital gains	–	–	939,523	–	642,387	–	1,911	1,912

Net increase (decrease) in contract owners’ equity resulting from operations	162,214	(139,458)	3,217,803	2,036,390	2,140,326	3,311,392	9,238	9,258

Equity transactions:
Purchase payments received from contract owners (note 6)	150,914	149,562	468,520	353,284	932,089	621,334	8,687	5,030
Transfers between funds	(71,300)	(374,642)	(72,994)	1,107,540	(496,466)	1,387,764	51,665	168,874
Surrenders (note 6)	(505,868)	(215,630)	(645,512)	(376,808)	(1,134,179)	(991,560)	(84,046)	(8,026)
Death benefits (note 4)	(1,420)	(11,218)	(289,173)	(7,398)	(164,468)	(39,474)	–	–
Net policy repayments (loans) (note 5)	139,390	(9,374)	(765)	(48,756)	(189,311)	(33,512)	8,821	(1,000)
Deductions for surrender charges (note 2d)	(2,160)	(2,308)	(5,179)	(11,754)	(4,653)	(10,622)	(328)	(44)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133,845)	(153,478)	(326,146)	(282,468)	(406,102)	(345,372)	(16,071)	(12,346)
Asset charges (note 3):
MSP contracts	(1,176)	(1,329)	(4,313)	(3,275)	(6,868)	(5,608)	(79)	(64)
LSFP contracts	(454)	(596)	(7,724)	(6,149)	(3,074)	(1,890)	(61)	–
Adjustments to maintain reserves	2,192	(745)	513	(653)	(11,966)	7,525	36	(28)

Net equity transactions	(423,727)	(619,758)	(882,773)	723,563	(1,484,998)	588,585	(31,376)	152,396

Net change in contract owners’ equity	(261,513)	(759,216)	2,335,030	2,759,953	655,328	3,899,977	(22,138)	161,654
Contract owners’ equity beginning of period	3,105,984	3,865,200	8,950,268	6,190,315	10,455,104	6,555,127	363,898	202,244

Contract owners’ equity end of period	$2,844,471	3,105,984	11,285,298	8,950,268	11,110,432	10,455,104	341,760	363,898

CHANGES IN UNITS:
Beginning units	167,104	186,970	562,354	517,510	347,218	302,712	33,292	19,166

Units purchased	24,635	77,210	98,786	173,072	56,622	153,010	10,102	16,131
Units redeemed	(47,305)	(97,076)	(152,612)	(128,228)	(99,378)	(108,504)	(13,110)	(2,005)

Ending units	144,434	167,104	508,528	562,354	304,462	347,218	30,284	33,292

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKUSRealEst		WFAVTDisc		WFAVTOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$183,241	176,187	100,766	99,923	(50,456)	(54,490)	(215,703)	(239,912)
Realized gain (loss) on investments	48,041	34,234	1,979,110	1,909,179	369,770	289,653	55	(490,049)
Change in unrealized gain (loss) on investments	(46,208)	24,829	3,692,843	366,974	714,074	(437,422)	263,654	3,022,828
Reinvested capital gains	42,664	40,480	1,496,337	519,092	–	715,214	3,582,720	–

Net increase (decrease) in contract owners’ equity resulting from operations	227,738	275,730	7,269,056	2,895,168	1,033,388	512,955	3,630,726	2,292,867

Equity transactions:
Purchase payments received from contract owners (note 6)	95,715	345,778	915,299	950,232	374,181	396,298	1,611,457	1,963,664
Transfers between funds	(232,754)	(22,574)	987,861	(651,482)	(33,725)	(689,072)	(1,406,170)	(2,083,948)
Surrenders (note 6)	(142,002)	(139,664)	(1,291,997)	(1,252,896)	(628,573)	(425,832)	(1,992,977)	(2,472,238)
Death benefits (note 4)	(9,746)	–	(99,378)	(32,252)	(8,451)	(30,356)	(113,092)	(185,056)
Net policy repayments (loans) (note 5)	(14,640)	(9,176)	(165,156)	26,554	(29,981)	61,912	(27,911)	(300,760)
Deductions for surrender charges (note 2d)	(1,416)	(1,984)	(16,388)	(21,224)	(1,140)	(6,028)	(13,532)	(28,846)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(97,504)	(101,168)	(830,874)	(779,820)	(322,344)	(335,386)	(1,464,476)	(1,573,710)
Asset charges (note 3):
MSP contracts	(1,080)	(1,143)	(9,590)	(8,279)	(2,219)	(1,928)	(7,783)	(8,121)
LSFP contracts	(4,327)	(4,366)	(10,154)	(8,725)	(870)	(840)	(7,925)	(8,407)
Adjustments to maintain reserves	253	11	317	(9,658)	970	5,691	3,144	582

Net equity transactions	(407,501)	65,714	(520,060)	(1,787,550)	(652,152)	(1,025,541)	(3,419,265)	(4,696,840)

Net change in contract owners’ equity	(179,763)	341,444	6,748,996	1,107,618	381,236	(512,586)	211,461	(2,403,973)
Contract owners’ equity beginning of period	2,661,649	2,320,205	20,119,546	19,011,928	7,796,130	8,308,716	33,571,537	35,975,510

Contract owners’ equity end of period	$2,481,886	2,661,649	26,868,542	20,119,546	8,177,366	7,796,130	33,782,998	33,571,537

CHANGES IN UNITS:
Beginning units	143,840	140,706	482,116	498,620	263,596	284,110	831,198	802,158

Units purchased	31,041	35,963	107,910	146,492	68,246	87,076	146,683	332,641
Units redeemed	(54,087)	(32,829)	(116,918)	(162,996)	(91,224)	(107,590)	(231,685)	(303,601)

Ending units	120,794	143,840	473,108	482,116	240,618	263,596	746,196	831,198

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts
Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

Class A (AlVPGrIncA)

AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

Class A (AlVPSmMdCpA)

Portfolios of the American Century Variable Portfolios Inc.;

American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century Variable Portfolios Inc. – Ultra®Fund – Class I (ACVPUltra)

American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)*

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity®Variable Insurance Products Fund;

    Fidelity®Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity®Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity®Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity®Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity®Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity®Variable Insurance Products Fund II;

    Fidelity®Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity®Variable Insurance Products Fund II – Contrafund®Portfolio – Initial Class (FidVIPCon)

    Fidelity®Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity®Variable Insurance Products Fund III;

    Fidelity®Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity®Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity®Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity®Variable Insurance Products Fund IV;

    Fidelity®Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity®Variable Insurance Products Fund IV – Natural Resources Portfolio – Service Class 2)

    Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity®Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio®– I Class Shares (NBAMTBal)

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Bond Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)

    T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

    T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc)

Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

At December 31, 2006, contract owners were invested in all of the above funds, except for those indicated with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premiums
For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $3,219,241 and $3,591,203, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges
An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

    Purchase payments totalling less than $25,000 – $10/month

    Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

    Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

    Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges
Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges
For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2006:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA
Single Premium contracts issued prior to April 16,1990	$755,551	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	6,714	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,247,520	5,333	556	2,227	4,996

Total	$6,009,785	5,333	556	2,227	4,996

	AlVPSmMdCpA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInfPro2
Single Premium contracts issued prior to April 16,1900	$–	6,523	14,494	2,879	–
Single Premium contracts issued on or after April 16, 1900	–	–	260	–	–
Multiple Payment and Flexible Premium contracts	6,492	27,390	81,357	18,754	5,337

Total	$6,492	33,913	96,111	21,633	5,337

	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal
Single Premium contracts issued prior to April 16,1990	$7,553	–	–	206	15,253
Single Premium contracts issued on or after April 16, 1900	15	–	–	–	–
Multiple Payment and Flexible Premium contracts	57,303	11,439	1,547	2,979	66,948

Total	$64,871	11,439	1,547	3,185	82,201

	ACVPVista	CSTGlSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap
Single Premium contracts issued prior to April 16,1900	$–	648	5,733	6,791	3,345
Single Premium contracts issued on or after April 16, 1900	–	–	–	75	34
Multiple Payment and Flexible Premium contracts	260	5,376	40,355	71,306	8,709

Total	$260	6,024	46,088	78,172	12,088

	DrySRGro	DryStkIx	DryVIApp	DryVIFDevLd	DryVIFGrInc
Single Premium contracts issued prior to April 16,1900	$1,655	44,228	10,762	–	2,674
Single Premium contracts issued on or after April 16, 1900	–	190	–	–	–
Multiple Payment and Flexible Premium contracts	56,813	420,006	28,234	2,515	10,724

Total	$58,468	464,424	38,996	2,515	13,398

	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr
Single Premium contracts issued prior to April 16,1900	$–	–	2,938	74,564	61,317
Single Premium contracts issued on or after April 16, 1900	–	–	–	761	697
Multiple Payment and Flexible Premium contracts	1,066	161	5,753	404,428	474,287

Total	$1,066	161	8,691	479,753	536,301

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPHI	FidVIPOv	FidVIPOvSR	FidVIPAM	FidVIPCon
Single Premium contracts issued prior to April 16, 1900	$18,890	20,977	–	31,610	52,633
Single Premium contracts issued on or after April 16, 1900	264	330	–	186	–
Multiple Payment and Flexible Premium contracts	98,990	80,785	23,968	102,214	396,053

Total	$118,144	102,092	23,968	134,010	448,686

	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2
Single Premium contracts issued prior to April 16, 1900	$–	896	–	1,930	–
Single Premium contracts issued on or after April 16, 1900	–	63	–	–	–
Multiple Payment and Flexible Premium contracts	17,556	24,342	55,242	5,683	19,848

Total	$17,556	25,301	55,242	7,613	19,848

	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	509	1,764	563	389	22,630

Total	$509	1,764	563	389	22,630

	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	21,096	6,747	6,968	5,032	1,164

Total	$21,096	6,747	6,968	5,032	1,164

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	464	711	705	983	5,798

Total	$464	711	705	983	5,798

	GVITIntVal3	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3
Single Premium contracts issued prior to April 16, 1900	$–	6,330	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	7,425	10,247	13,757	1,444	1,486

Total	$7,425	16,577	13,757	1,444	1,486

	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3
Single Premium contracts issued prior to April 16, 1900	$1,009	2,422	–	707	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	4,632	1,995	3,035	2,742	2,004

Total	$5,641	4,417	3,035	3,449	2,004

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6
Single Premium contracts issued prior to April 16, 1900	$3,228	20,238	3,457	3,314	–
Single Premium contracts issued on or after April 16, 1900	3	175	–	–	–
Multiple Payment and Flexible Premium contracts	7,500	51,731	106,949	5,982	52

Total	$10,731	72,144	110,406	9,296	52

	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2
Single Premium contracts issued prior to April 16, 1900	$20	626	6,096	3,389	11,821
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	15,269	2,977	32,884	35,627	10,981

Total	$15,289	3,603	38,980	39,016	22,802

	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITNWLead
Single Premium contracts issued prior to April 16, 1900	$1,545	7,343	58,160	17,799	342
Single Premium contracts issued on or after April 16, 1900	–	10	678	128	–
Multiple Payment and Flexible Premium contracts	6,902	35,599	114,922	488,325	2,368

Total	$8,447	42,952	173,760	506,252	2,710

	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Single Premium contracts issued prior to April 16, 1900	$1,525	13,933	7,832	1,717	–
Single Premium contracts issued on or after April 16, 1900	19	187	129	–	–
Multiple Payment and Flexible Premium contracts	7,384	58,348	180,683	3,488	5,176

Total	$8,928	72,468	188,644	5,205	5,176

	GVITMltSec	JanBal	JanForty	JanGlTech	JanRMgCore
Single Premium contracts issued prior to April 16, 1900	$1,450	–	810	719	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,916	1,265	14,800	6,136	1,172

Total	$7,366	1,265	15,610	6,855	1,172

	JanIntGroS2	JanIntGroS	MFSInvGrStl	MFSValueI	NBAMTBal
Single Premium contracts issued prior to April 16, 1900	$–	10,739	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	452	–	–	–
Multiple Payment and Flexible Premium contracts	4,404	20,047	1,862	3,097	293

Total	$4,404	31,238	1,862	3,097	293

	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat
Single Premium contracts issued prior to April 16, 1900	$–	13,999	536	–	6,907
Single Premium contracts issued on or after April 16, 1900	–	440	–	–	93
Multiple Payment and Flexible Premium contracts	548	98,571	10,839	1,594	16,359

Total	$548	113,010	11,375	1,594	23,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMTSocRes	OppGlSec3
Single Premium contracts issued prior to April 16, 1900	$–	14,473	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,800	143,746	635	1,852	31,267

Total	$3,800	158,219	635	1,852	31,267

	OppBal	OppCapAp	OppBdFd	OppGlSec	OppHighInc
Single Premium contracts issued prior to April 16, 1900	$18,778	8,311	6,510	25,606	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	71,217	67,182	61,620	199,502	3,152

Total	$89,995	75,493	68,130	225,108	3,152

	OppMSt	OppMStSCap	OppMidCap	PVTGroIncIB	PVTIntEqIB
Single Premium contracts issued prior to April 16, 1900	$1,297	–	1,319	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	9,198	6,149	10,748	754	1,911

Total	$10,495	6,149	12,067	754	1,911

	PVTVoyIB	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBd
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	6,236
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	111
Multiple Payment and Flexible Premium contracts	366	1,427	3,731	372	13,683

Total	$366	1,427	3,731	372	20,030

	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKUSRealEst
Single Premium contracts issued prior to April 16, 1900	$8,079	20,734	–	999	20,645
Single Premium contracts issued on or after April 16, 1900	846	344	–	109	–
Multiple Payment and Flexible Premium contracts	49,465	51,762	2,445	12,046	127,826

Total	$58,390	72,840	2,445	13,154	148,471

	WFAVTDisc	WFAVTOpp
Single Premium contracts issued prior to April 16, 1900	$4,265	21,787
Single Premium contracts issued on or after April 16, 1900	–	115
Multiple Payment and Flexible Premium contracts	46,191	193,801

Total	$50,456	215,703

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $25,634,866 and $24,517,955, respectively, and total transfers from the Account to the fixed account were $30,150,545 and $27,229,398, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	1,192	$17.373346	$20,709	0.55%	13.20%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
2002	0.00%	41,666	13.698528	570,763	2.63%	-9.56%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
2002	0.00%	84,319	8.776539	740,029	0.00%	-21.20%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
2002	0.00%	52,727	8.513147	448,873	1.10%	-19.37%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
2002	0.00%	108,743	11.680067	1,270,126	0.79%	-20.37%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.00%	20,366	$14.595156	$297,245	1.19%	25.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
2002	0.00%	2,062	8.038471	16,575	0.46%	-19.62%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
2002	0.00%	105,282	15.482416	1,630,020	0.90%	-12.62%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
2002	0.00%	11,260	7.643060	86,061	0.00%	-34.16%

Credit Suisse Trust – International Focus Portfolio
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
2002	0.00%	115,124	7.241185	833,634	0.00%	-19.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
2002	0.00%	132,124	8.514305	1,124,944	0.00%	-33.69%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
2002	0.00%	4,411	7.675242	33,855	0.27%	-23.25%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
2002	0.00%	57,964	11.828136	685,606	0.21%	-28.94%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%
2002	0.00%	584,757	14.572787	8,521,539	1.31%	-22.36%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
2002	0.00%	76,442	11.167894	853,696	1.14%	-16.71%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.00%	3,288	$15.770049	$51,852	0.43%	3.77%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
2002	0.00%	42,290	10.263905	434,061	0.60%	-25.33%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
2002	0.00%	11,620	10.782678	125,295	0.00%	7.83%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
2002	0.00%	407,426	14.041601	5,720,913	1.77%	-16.95%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
2002	0.00%	408,322	12.670716	5,173,732	0.25%	-30.10%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
2002	0.00%	277,242	9.334381	2,587,882	9.29%	3.44%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
2002	0.00%	100,989	9.729244	982,547	0.83%	-20.28%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
2002	0.00%	87,642	14.294216	1,252,774	3.98%	-8.73%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
2002	0.00%	278,231	16.754926	4,661,740	0.85%	-9.35%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	27,706	$11.348586	$314,424	3.27%	4.30%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
2002	0.00%	51,868	7.927585	411,188	1.07%	-21.84%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
2002	0.00%	843	7.509507	6,331	0.00%	-24.90%	05/01/02

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	05/01/06
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	2,236	$10.842096	$24,243	0.07%	8.42%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
2002	0.00%	7,501	7.002885	52,529	0.17%	-15.23%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%
2002	0.00%	289	8.663891	2,504	0.08%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
2002	0.00%	1,753	8.340128	14,620	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
2002	0.00%	11,606	1.972253	22,890	0.59%	-42.78%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
2002	0.00%	250	8.683837	2,171	0.54%	-13.16%	05/01/02
(Continued) NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	95,134	$18.753954	$1,784,139	4.11%	3.34%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
2002	0.00%	215,754	16.685161	3,599,890	4.42%	10.98%

Gartmore GVIT – Growth Fund: Class I
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
2002	0.00%	160,573	7.964177	1,278,832	0.00%	-28.72%

Gartmore GVIT – International Growth Fund – Class I
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
2002	0.00%	10,505	10.050418	105,580	2.80%	0.50%	01/25/02
Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%
2002	0.00%	14,854	9.140249	135,769	1.72%	-8.60%	01/25/02
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
2002	0.00%	14,728	8.687687	127,952	1.55%	-13.12%	01/25/02
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
2002	0.00%	9,155	9.642427	88,276	2.35%	-3.58%	01/25/02
Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
2002	0.00%	49,103	3.578034	175,692	0.00%	-37.01%
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
2002	0.00%	57,522	8.791459	505,702	0.42%	-15.30%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	307,156	$14.538752	$4,465,665	4.49%	4.53%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
2002	0.00%	611,041	13.354620	8,160,220	1.26%	1.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
2002	0.00%	343,472	13.342709	4,582,847	0.85%	-17.35%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12.589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
2002	0.00%	837	8.452459	7,075	1.18%	-15.48%	05/01/02
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	23,198	8.204136	190,320	0.00%	3.21%
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
2002	0.00%	39,937	4.829491	192,875	0.00%	-33.29%
Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
2002	0.00%	156,777	11.427654	1,791,593	0.01%	-27.16%
Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
2002	0.00%	161,607	15.090443	2,438,721	0.00%	-17.33%
Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
2002	0.00%	5,450	2.210411	12,047	0.00%	-42.86%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%
2002	0.00%	1,992	8.226323	16,387	0.00%	-17.74%	05/01/02
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
2002	0.00%	12,174	11.720231	142,682	4.53%	7.21%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	29,426	$9.082400	$267,259	0.14%	9.12%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
2002	0.00%	58,881	5.213836	306,996	0.30%	-15.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
2002	0.00%	54,722	2.510001	137,352	0.00%	-40.93%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
2002	0.00%	43,393	4.520472	196,157	0.67%	-25.76%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	34	15.276302	519	0.00%	5.25%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
2002	0.00%	91,607	9.369018	858,268	0.00%	-31.16%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
2002	0.00%	40,952	7.884759	322,897	0.80%	-26.45%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%
2002	0.00%	78,261	14.496454	1,134,507	4.91%	5.34%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio®– S Class Shares
2005	0.00%	2,328	$16.217741	$37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
2002	0.00%	211,641	12.510433	2,647,721	0.53%	-24.14%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%
2002	0.00%	82,462	14.902681	1,228,905	3.60%	-10.40%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
2002	0.00%	90,095	11.756809	1,059,230	0.64%	-26.86%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
2002	0.00%	126,813	15.258399	1,934,963	7.25%	9.08%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
2002	0.00%	106,692	17.263833	1,841,913	0.56%	-22.13%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ®/VA – Non-Service Shares
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
2002	0.00%	30,456	6.605587	201,180	0.65%	-18.80%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.00%	16,826	$6.755577	$113,669	0.00%	2.96%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
2002	0.00%	11,406	3.883303	44,293	0.65%	-27.79%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.00%	57,275	5.361165	307,061	4.04%	-26.54%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
2002	0.00%	39,706	13.162611	522,635	0.00%	21.66%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
2002	0.00%	99,351	6.515847	647,356	0.20%	-2.90%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
2002	0.00%	40,828	8.006062	326,871	0.68%	-2.83%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
2002	0.00%	36,681	12.250737	449,369	6.91%	9.22%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
2002	0.00%	52,407	19.795314	1,037,413	3.29%	-0.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.00%	14,944	$23.762009	$355,099	0.00%	14.64%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%
2002	0.00%	20,094	11.864827	238,412	0.00%	-12.02%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
2002	0.00%	98,264	15.542573	1,527,275	0.38%	-26.82%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
2002	0.50%	2,665	17.589248	46,875	2.63%	-10.01%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
2002	0.50%	13,972	22.346236	312,222	0.00%	-21.59%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
2002	0.50%	7,837	8.316655	65,178	1.10%	-19.77%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.50%	181,244	$24.623712	$4,462,900	1.65%	24.40%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
2002	0.50%	5,091	12.398163	63,119	0.79%	-20.77%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
2002	0.50%	13,026	14.941112	194,623	0.90%	-13.06%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
2002	0.50%	1,728	7.375606	12,745	0.00%	-34.49%

Credit Suisse Trust – International Focus Portfolio
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
2002	0.50%	2,769	8.184926	22,664	0.00%	-20.30%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
2002	0.50%	6,039	11.748025	70,946	0.00%	-34.02%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
2002	0.50%	4,866	7.649570	37,223	0.27%	-23.50%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
2002	0.50%	876	17.600806	15,418	0.21%	-29.30%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.50%	710,704	$34.429253	$24,469,008	1.65%	14.92%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%
2002	0.50%	26,741	20.453144	546,938	1.31%	-22.75%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
2002	0.50%	7,627	10.834553	82,635	1.14%	-17.13%

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
2002	0.50%	25,078	37.500399	940,435	1.77%	-17.36%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
2002	0.50%	39,628	40.250246	1,595,037	0.25%	-30.45%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
2002	0.50%	2,722	20.375870	55,463	9.29%	2.93%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%
2002	0.50%	16,114	17.300971	278,788	0.83%	-20.68%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.50%	286,878	$34.991020	$10,038,154	2.71%	6.78%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
2002	0.50%	7,255	25.693764	186,408	3.98%	-9.18%

Fidelity® Variable Insurance Products Fund II – Contrafund®Portfolio – Initial Class
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
2002	0.50%	11,284	19.157346	216,171	0.85%	-9.80%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
2002	0.50%	3,061	7.690844	23,542	1.07%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.50%	26,826	$20.821962	$558,570	1.41%	21.09%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.50%	55,710	$3.423239	$190,709	0.00%	10.62%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
2002	0.50%	2,129	1.950112	4,152	0.59%	-43.07%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
2002	0.50%	10,251	29.923916	306,750	4.42%	10.43%

Gartmore GVIT – Growth Fund: Class I
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
2002	0.50%	10,305	12.105122	124,743	0.00%	-29.08%

Gartmore GVIT – International Growth Fund – Class I
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%

Gartmore GVIT – International Index Fund – Class VI
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,112	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.50%	202,754	$16.323372	$3,309,629	1.13%	9.34%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
2002	0.50%	7,249	8.674888	62,884	0.42%	-15.73%

Gartmore GVIT – Money Market Fund – Class I
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
2002	0.50%	12,207	18.546928	226,402	1.26%	0.71%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%
2002	0.50%	3,981	30.065207	119,690	0.85%	-17.77%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.50%	68,500	7.935212	543,562	0.00%	2.69%
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
2002	0.50%	4,939	11.163801	55,138	0.01%	-27.53%

Gartmore GVIT – Small Company Fund – Class I
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
2002	0.50%	13,072	19.224829	251,307	0.00%	-17.74%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
2002	0.50%	360	11.565028	4,163	4.53%	6.67%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.50%	9,396	$13.942298	$131,002	1.96%	9.87%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
2002	0.50%	12,685	5.144661	65,260	0.30%	-16.35%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
2002	0.50%	3,149	2.476639	7,799	0.00%	-41.23%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
2002	0.50%	12,584	4.460490	56,131	0.67%	-26.13%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%

Neuberger Berman Advisers Management Trust – Balanced Portfolio®– I Class Shares
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
2002	0.50%	5,671	22.757505	129,058	0.00%	-31.51%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
2002	0.50%	870	7.702769	6,701	0.80%	-26.82%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2005	0.50%	490	11.711411	5,739	0.22%	17.11%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.50%	55,674	$23.474013	$1,306,892	3.06%	3.68%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
2002	0.50%	4,156	21.947749	91,215	4.91%	4.81%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio®– S Class Shares
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82%	05/01/03

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
2002	0.50%	7,065	18.314930	129,395	0.53%	-24.52%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
2002	0.50%	9,549	25.070852	239,402	3.60%	-10.85%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
2002	0.50%	9,164	11.405697	104,522	0.64%	-27.22%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
2002	0.50%	379	23.529109	8,918	7.25%	8.54%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
2002	0.50%	4,420	20.644823	91,250	0.56%	-22.52%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.50%	116,614	$10.802733	$1,259,750	1.11%	14.45%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.09%
2002	0.50%	3,493	6.518000	22,767	0.65%	-19.20%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
2002	0.50%	2,385	3.831748	9,139	0.65%	-28.15%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.50%	392	5.758212	2,257	4.04%	-26.91%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	05/02/05

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
2002	0.50%	4,159	17.737696	73,771	0.00%	21.05%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
2002	0.50%	32,774	6.287778	206,076	0.20%	-3.39%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%
2002	0.50%	7,750	11.537923	89,419	0.68%	-3.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.50%	13,740	$11.336567	$155,764	3.94%	3.22%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
2002	0.50%	2,372	11.884934	28,191	6.91%	8.68%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
2002	0.50%	10,521	20.976263	220,691	3.29%	-1.28%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
2002	0.50%	2,071	19.001713	39,353	0.00%	-12.45%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
2002	0.50%	10,474	29.855056	312,702	0.38%	-27.18%

Multiple Payment contracts and Flexible Premium contracts

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23%	05/01/03

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
2002	0.80%	196,895	17.490037	3,443,701	2.63%	-10.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80%	250,368	$25.255777	$6,323,238	0.00%	16.29%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
2002	0.80%	657,612	14.060797	9,246,549	0.00%	-21.83%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
2002	0.80%	289,017	8.200926	2,370,207	1.10%	-20.01%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
2002	0.80%	679,193	12.287143	8,345,342	0.79%	-21.01%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
2002	0.80%	7,959	7.995504	63,636	0.46%	-20.04%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
2002	0.80%	522,332	14.754246	7,706,615	0.90%	-13.32%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%
2002	0.80%	156,158	7.283277	1,137,342	0.00%	-34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
2002	0.80%	469,749	8.100409	3,805,159	0.00%	-20.54%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80%	270,450	$18.909841	$5,114,166	0.00%	3.94%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
2002	0.80%	739,837	11.626571	8,601,767	0.00%	-34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
2002	0.80%	5,194	7.634206	39,652	0.27%	-23.66%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
2002	0.80%	432,657	17.464486	7,556,132	0.21%	-29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
2002	0.80%	2,526,349	20.295193	51,272,741	1.31%	-22.98%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
2002	0.80%	376,103	10.690124	4,020,588	1.14%	-17.38%

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
2002	0.80%	152,335	9.781078	1,490,001	0.60%	-25.92%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32%	05/01/03

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89%	05/01/03

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
2002	0.80%	101,228	10.725195	1,085,690	0.00%	7.25%	05/01/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80%	547,442	$55.961825	$30,635,853	3.30%	19.24%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
2002	0.80%	1,471,599	31.238892	45,971,122	1.77%	-17.61%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
2002	0.80%	2,235,794	27.961807	62,516,840	0.25%	-30.66%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
2002	0.80%	765,595	19.377316	14,835,176	9.29%	2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
2002	0.80%	722,432	13.320811	9,623,380	0.83%	-20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	05/02/05

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
2002	0.80%	753,208	22.459775	16,916,882	3.98%	-9.46%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
2002	0.80%	1,875,068	18.959642	35,550,618	0.85%	-10.07%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
2002	0.80%	328,074	7.588268	2,489,513	1.07%	-22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
2002	0.80%	10,466	7.469351	78,174	0.00%	-25.31%	05/01/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80%	110,500	$15.552071	$1,718,504	0.73%	15.69%
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
2002	0.80%	29,904	6.877883	205,676	0.17%	-15.91%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80%	71,548	$17.983970	$1,286,717	0.78%	35.56%
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60%	05/01/03

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
2002	0.80%	3,345	8.617613	28,826	0.08%	-13.82%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
2002	0.80%	3,831	8.295539	31,780	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%
2002	0.80%	113,725	1.936951	220,280	0.59%	-43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
2002	0.80%	1,341	8.637451	11,583	0.54%	-13.63%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
2002	0.80%	575,815	22.908666	13,191,154	4.42%	10.10%

Gartmore GVIT – Growth Fund: Class I
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
2002	0.80%	969,929	12.036520	11,674,570	0.00%	-29.29%

Gartmore GVIT – International Growth Fund – Class I
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
2002	0.80%	7,532	4.919535	37,054	0.00%	-24.71%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Index Fund – Class VI
2006	0.80%	1,052	$10.917219	$11,485	1.38%	9.17%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
2002	0.80%	17,710	8.269753	146,457	1.83%	-17.30%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
2002	0.80%	21,249	9.975795	211,976	2.80%	-0.24%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
2002	0.80%	44,700	9.072331	405,533	1.72%	-9.28%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
2002	0.80%	94,483	8.623105	814,737	1.55%	-13.77%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%
2002	0.80%	18,773	9.570814	179,673	2.35%	-4.29%	01/25/02

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
2002	0.80%	250,537	3.502288	877,453	0.00%	-37.52%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
2002	0.80%	332,165	8.605706	2,858,514	0.42%	-15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
2002	0.80%	1,963,625	15.035122	29,523,341	1.26%	0.40%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
2002	0.80%	2,203,258	24.433418	53,833,124	0.85%	-18.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.80%	10,376	$15.526442	$161,102	0.97%	15.12%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
2002	0.80%	12,664	8.407288	106,470	1.18%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80%	62,918	7.778128	489,384	0.00%	2.39%
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%
2002	0.80%	202,182	4.727311	955,777	0.00%	-33.82%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
2002	0.80%	581,061	11.008455	6,396,584	0.01%	-27.74%

Gartmore GVIT – Small Company Fund – Class I
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
2002	0.80%	877,427	19.017572	16,686,531	0.00%	-17.99%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
2002	0.80%	80,828	2.170866	175,467	0.00%	-43.31%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
2002	0.80%	3,205	8.182356	26,224	0.00%	-18.18%	05/01/02

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%
2002	0.80%	94,053	11.472904	1,079,061	4.53%	6.35%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72%	05/01/03

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
2002	0.80%	358,288	5.103609	1,828,562	0.30%	-16.60%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
2002	0.80%	276,903	2.456849	680,309	0.00%	-41.40%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.80%	3,660	$17.241178	$63,103	0.10%	9.89%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37%	05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
2002	0.80%	219,129	4.424879	969,619	0.67%	-26.35%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36%	05/01/03

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02%	05/01/03

Neuberger Berman Advisers Management Trust – Balanced Portfolio®– I Class Shares
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
2002	0.80%	2,497	18.438130	46,040	4.01%	-17.81%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41%	05/01/03

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
2002	0.80%	698,803	15.635481	10,926,121	0.00%	-31.71%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
2002	0.80%	161,292	7.595581	1,225,106	0.80%	-27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
2002	0.80%	225,668	17.871272	4,032,974	4.91%	4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio®– S Class Shares
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.80%	317,204	$37.436671	$11,875,062	0.71%	11.35%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
2002	0.80%	728,943	18.150798	13,230,897	0.53%	-24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
2002	0.80%	393,230	23.955594	9,420,058	3.60%	-11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%
2002	0.80%	847,094	11.253616	9,532,871	0.64%	-27.44%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
2002	0.80%	492,395	21.538984	10,605,688	7.25%	8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
2002	0.80%	1,001,953	20.485514	20,525,522	0.56%	-22.76%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
2002	0.80%	111,681	6.466008	722,130	0.65%	-19.44%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80%	125,750	$6.404804	$805,404	0.00%	2.14%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
2002	0.80%	279,004	3.801151	1,060,536	0.65%	-28.37%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59%	05/01/03

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31%	05/01/03

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91%	05/01/03

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.80%	199,430	5.696130	1,135,979	4.04%	-27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	05/02/05

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
2002	0.80%	198,934	16.079714	3,198,802	0.00%	20.69%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
2002	0.80%	444,801	6.209058	2,761,795	0.20%	-3.68%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
2002	0.80%	254,426	13.874598	3,530,058	0.68%	-3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
2002	0.80%	79,485	11.726545	932,084	6.91%	8.35%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80%	195,750	$60.938109	$11,928,635	1.08%	36.95%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
2002	0.80%	355,742	20.759770	7,385,122	3.29%	-1.58%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%
2002	0.80%	264,753	18.893884	5,002,212	0.00%	-12.72%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
2002	0.80%	826,619	29.685674	24,538,742	0.38%	-27.40%

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%

Credit Suisse Trust – Global Small Cap Portfolio
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%

Credit Suisse Trust – International Focus Portfolio
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	1.00%	29,734	$11.773803	$350,082	3.43%	3.12%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%

Gartmore GVIT – Government Bond Fund – Class I
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%

Gartmore GVIT – Growth Fund: Class I
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%

Gartmore GVIT – International Growth Fund – Class I
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	1.00%	290	15.042687	4,362	2.11%	15.71%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	1.00%	23,212	$14.398126	$334,209	2.27%	13.40%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%

Gartmore GVIT – Money Market Fund – Class I
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%

Gartmore GVIT – Nationwide® Fund – Class I
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	1.00%	24,648	7.684584	189,410	0.00%	2.18%
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%

Gartmore GVIT – Small Company Fund – Class I
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	1.00%	143,020	$13.594148	$1,944,235	2.13%	10.04%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%

Single Premium contracts issued on or after April 16, 1990

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
2002	1.30%	36,064	16.579698	597,930	2.63%	-10.73%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
2002	1.30%	83,334	14.389339	1,199,121	0.00%	-22.22%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
2002	1.30%	18,481	8.011655	148,063	1.10%	-20.41%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.30%	6,172	$22.662010	$139,870	1.65%	23.42%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
2002	1.30%	67,411	11.780758	794,153	0.79%	-21.40%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%
2002	1.30%	739	7.968770	5,889	0.46%	-20.31%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
2002	1.30%	94,957	14.316630	1,359,464	0.90%	-13.75%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
2002	1.30%	5,188	7.067052	36,664	0.00%	-35.01%

Credit Suisse Trust – International Focus Portfolio
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
2002	1.30%	49,680	7.802280	387,617	0.00%	-20.94%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
2002	1.30%	54,671	11.198504	612,233	0.00%	-34.55%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
2002	1.30%	13,724	16.676328	228,866	0.21%	-29.86%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
2002	1.30%	179,477	19.378177	3,477,937	1.31%	-23.37%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
2002	1.30%	74,627	10.401947	776,266	1.14%	-17.79%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
2002	1.30%	13,957	9.490878	132,464	0.60%	-26.29%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2005	1.30%	296	$11.292632	$3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
2002	1.30%	4,830	10.689420	51,630	0.00%	6.89%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
2002	1.30%	242,191	29.394119	7,118,991	1.77%	-18.02%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
2002	1.30%	239,109	26.673304	6,377,827	0.25%	-31.01%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
2002	1.30%	160,671	20.087809	3,227,528	9.29%	2.11%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
2002	1.30%	129,046	11.940760	1,540,907	0.83%	-21.31%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
2002	1.30%	165,830	24.046655	3,987,657	3.98%	-9.91%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
2002	1.30%	199,804	18.262213	3,648,863	0.85%	-10.52%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
2002	1.30%	15,005	7.383595	110,791	1.07%	-22.86%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
2002	1.30%	1,517	7.444367	11,293	0.00%	-25.56%	05/01/02

Gartmore GVIT – Emerging Markets Fund – Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
2002	1.30%	2,303	6.800904	15,662	0.17%	-16.33%

Gartmore GVIT – Global Financial Services Fund – Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%
2002	1.30%	3,861	8.588804	33,161	0.08%	-14.11%	05/01/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class I
2005	1.30%	286	$12.713706	$3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
2002	1.30%	13,221	8.267793	109,308	0.00%	-17.32%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund – Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
2002	1.30%	7,189	1.915215	13,768	0.59%	-43.52%

Gartmore GVIT – Global Utilities Fund – Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
2002	1.30%	2,573	8.608580	22,150	0.54%	-13.91%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
2002	1.30%	222,251	23.773114	5,283,598	4.42%	9.55%

Gartmore GVIT – Growth Fund: Class I
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
2002	1.30%	29,222	11.409842	333,418	0.00%	-29.64%

Gartmore GVIT – International Growth Fund – Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
2002	1.30%	3,701	4.864470	18,003	0.00%	-25.09%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
2002	1.30%	265	9.030143	2,393	1.72%	-9.70%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
2002	1.30%	99	9.526311	943	2.35%	-4.74%	01/25/02

Gartmore GVIT – Mid Cap Growth Fund – Class I
2004	1.30%	19,586	5.442251	106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
2002	1.30%	36,181	3.455755	125,033	0.00%	-37.83%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
2002	1.30%	48,885	8.491590	415,111	0.42%	-16.40%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	1.30%	1,120	$15.396940	$17,245	4.49%	3.18%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
2002	1.30%	594,197	14.901808	8,854,610	1.26%	-0.10%

Gartmore GVIT – Nationwide® Fund – Class I
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
2002	1.30%	72,057	24.840096	1,789,903	0.85%	-18.42%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
2002	1.30%	178	8.379188	1,491	1.18%	-16.21%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
2002	1.30%	23,644	4.664552	110,289	0.00%	-34.15%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
2002	1.30%	95,522	10.754320	1,027,274	0.01%	-28.11%

Gartmore GVIT – Small Company Fund – Class I
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%
2002	1.30%	38,599	18.345997	708,137	0.00%	-18.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
2002	1.30%	9,832	2.146502	21,104	0.00%	-43.60%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
2002	1.30%	4,697	8.154993	38,304	0.00%	-18.45%	05/01/02

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
2002	1.30%	10,843	11.320967	122,753	4.53%	5.82%

Janus Aspen Series – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
2002	1.30%	10,536	5.035896	53,058	0.30%	-17.02%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
2002	1.30%	22,402	2.424192	54,307	0.00%	-41.70%

Janus Aspen Series – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
2002	1.30%	59,542	4.366167	259,970	0.67%	-26.72%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2006	1.30%	1,860	$28.970099	$53,884	0.00%	12.60%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
2002	1.30%	70,474	15.382754	1,084,084	0.00%	-32.05%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
2002	1.30%	6,891	7.420249	51,133	0.80%	-27.40%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
2002	1.30%	82,238	18.030897	1,482,825	4.91%	3.98%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
2002	1.30%	42,685	17.402827	742,840	0.53%	-25.12%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
2002	1.30%	58,166	23.568558	1,370,889	3.60%	-11.56%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
2002	1.30%	84,080	10.950071	920,682	0.64%	-27.81%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
2002	1.30%	66,289	22.020858	1,459,741	7.25%	7.67%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
2002	1.30%	77,714	19.559687	1,520,062	0.56%	-23.14%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
2002	1.30%	8,466	6.380282	54,015	0.65%	-19.85%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%
2002	1.30%	11,830	3.750690	44,371	0.65%	-28.72%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	1.30%	28,207	5.494908	154,995	4.04%	-27.49%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	1.30%	710	$20.988551	$14,902	8.51%	5.11%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
2002	1.30%	48,544	16.600653	805,862	0.00%	20.09%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
2002	1.30%	32,199	6.024691	193,989	0.20%	-4.16%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
2002	1.30%	42,486	12.211274	518,808	0.68%	-4.09%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
2002	1.30%	5,151	11.410385	58,775	6.91%	7.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
2002	1.30%	51,170	19.996209	1,023,206	3.29%	-2.07%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
2002	1.30%	26,664	17.911803	477,600	0.00%	-13.15%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%
2002	1.30%	78,959	28.143339	2,222,170	0.38%	-27.77%

Contract Owners’ Equity Total By Year

2006				$980,827,120

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

2002				$727,023,336

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

(b)	Not Applicable

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-27133) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

(g)	Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(h)	Participation Agreements – Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (33-62795) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(99)              Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor
Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance, Investments, and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.                 Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action, suit or proceeding;

o	any threatened, pending or completed investigative action, suit or proceeding;

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's cousel, the mater has been settled by controlling precedent.

However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:
President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable

Item 33.                      Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of April, 2007.

NATIONWIDE VLI SEPARATE ACCOUNT – 2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 19th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact